EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.5%)
1290 VT Equity Income Portfolio‡	847,937	$3,886,077
1290 VT GAMCO Small Company Value Portfolio‡	20,306	1,177,700
1290 VT Micro Cap Portfolio‡	233,353	1,906,101
ATM International Managed Volatility Portfolio‡	1,329,119	10,682,394
ATM Large Cap Managed Volatility Portfolio‡	3,912,543	49,564,351
ATM Mid Cap Managed Volatility Portfolio‡	2,099,845	14,217,612
ATM Small Cap Managed Volatility Portfolio‡	563,521	5,238,636
EQ/AB Small Cap Growth Portfolio*‡	245,259	3,486,345
EQ/American Century Mid Cap Value Portfolio‡	142,434	3,091,575
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,046,230	8,025,693
EQ/Global Equity Managed Volatility Portfolio‡	303,911	3,936,956
EQ/International Core Managed Volatility Portfolio‡	294,023	2,477,346
EQ/International Equity Index Portfolio‡	66,567	528,037
EQ/International Value Managed Volatility Portfolio‡	356,687	3,560,588
EQ/Janus Enterprise Portfolio‡	304,922	5,752,387
EQ/JPMorgan Value Opportunities Portfolio‡	221,723	3,942,420
EQ/Large Cap Core Managed Volatility Portfolio‡	1,213,254	11,854,253
EQ/Large Cap Growth Index Portfolio‡	69,568	1,211,907
EQ/Large Cap Value Managed Volatility Portfolio‡	345,144	5,523,027
EQ/Loomis Sayles Growth Portfolio*‡	655,161	5,224,078
EQ/MFS International Growth Portfolio‡	691,917	4,267,064
EQ/Morgan Stanley Small Cap Growth Portfolio‡	331,346	1,940,437
EQ/T. Rowe Price Growth Stock Portfolio‡	68,800	3,351,182
EQ/Value Equity Portfolio‡	214,470	3,739,390

Total Equity		158,585,556

Fixed Income (80.3%)
1290 Diversified Bond Fund‡	2,911,682	25,360,751
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,391,433	46,523,286
1290 VT High Yield Bond Portfolio‡	1,391,473	11,681,339
EQ/Core Bond Index Portfolio‡	14,554,526	131,795,424
EQ/Core Plus Bond Portfolio‡	11,043,709	37,908,074
EQ/Intermediate Government Bond Portfolio‡	17,782,821	168,003,525
EQ/Long-Term Bond Portfolio‡	8,425,778	58,960,227
EQ/PIMCO Ultra Short Bond Portfolio‡	7,678,753	74,407,599
EQ/Quality Bond PLUS Portfolio‡	5,253,089	39,974,944
Multimanager Core Bond Portfolio‡	7,116,029	59,759,910

Total Fixed Income		654,375,079

Total Investments in Securities (99.8%) (Cost $876,639,167)		812,960,635
Other Assets Less Liabilities (0.2%)		1,344,114

Net Assets (100%)		$814,304,749

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	847,937	6,120,405	172,227	(1,905,742)	421,472	(922,285)	3,886,077	—	—
1290 VT GAMCO Small Company Value Portfolio	20,306	729,662	700,000	—	—	(251,962)	1,177,700	—	—
1290 VT Micro Cap Portfolio	233,353	2,067,112	757,409	(268,581)	(156)	(649,683)	1,906,101	—	—
ATM International Managed Volatility Portfolio	1,329,119	14,017,941	2,187,043	(1,542,903)	(1,263)	(3,978,424)	10,682,394	—	—
ATM Large Cap Managed Volatility Portfolio	3,912,543	72,436,698	4,350,033	(10,451,676)	65,090	(16,835,794)	49,564,351	—	—
ATM Mid Cap Managed Volatility Portfolio	2,099,845	19,806,607	1,621,860	(2,880,064)	26,770	(4,357,561)	14,217,612	—	—
ATM Small Cap Managed Volatility Portfolio	563,521	5,158,352	2,014,817	(537,161)	(2,538)	(1,394,834)	5,238,636	—	—
EQ/AB Small Cap Growth Portfolio*	245,259	3,333,897	1,607,409	(268,581)	3,772	(1,190,152)	3,486,345	—	—
EQ/American Century Mid Cap Value Portfolio	142,434	3,566,659	257,409	(268,581)	5,403	(469,315)	3,091,575	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,046,230	11,284,022	1,329,634	(1,074,322)	(64,774)	(3,448,867)	8,025,693	—	—
EQ/Global Equity Managed Volatility Portfolio	303,911	5,481,013	564,818	(537,161)	(23,260)	(1,548,454)	3,936,956	—	—
EQ/International Core Managed Volatility Portfolio	294,023	3,170,529	714,817	(537,161)	(13,485)	(857,354)	2,477,346	—	—
EQ/International Equity Index Portfolio	66,567	717,461	—	—	—	(189,424)	528,037	—	—
EQ/International Value Managed Volatility Portfolio	356,687	4,751,051	714,816	(537,161)	1,246	(1,369,364)	3,560,588	—	—
EQ/Janus Enterprise Portfolio	304,922	7,309,281	694,816	(537,161)	494	(1,715,043)	5,752,387	—	—
EQ/JPMorgan Value Opportunities Portfolio	221,723	6,030,593	172,226	(1,805,742)	198,358	(653,015)	3,942,420	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,213,254	17,039,715	344,453	(1,711,484)	(142,721)	(3,675,710)	11,854,253	—	—
EQ/Large Cap Growth Index Portfolio	69,568	1,988,951	—	(200,000)	7,847	(584,891)	1,211,907	—	—
EQ/Large Cap Value Managed Volatility Portfolio	345,144	9,272,873	229,633	(2,474,322)	317,264	(1,822,421)	5,523,027	—	—
EQ/Loomis Sayles Growth Portfolio*	655,161	6,390,074	1,414,817	(537,161)	(2,277)	(2,041,375)	5,224,078	—	—
EQ/MFS International Growth Portfolio	691,917	5,801,454	464,818	(537,161)	(16,382)	(1,445,665)	4,267,064	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	331,346	2,167,134	1,107,408	(268,581)	2,342	(1,067,866)	1,940,437	—	—
EQ/T. Rowe Price Growth Stock Portfolio	68,800	2,740,281	2,257,408	(268,581)	(5,573)	(1,372,353)	3,351,182	—	—
EQ/Value Equity Portfolio	214,470	6,311,160	172,226	(1,505,742)	101,272	(1,339,526)	3,739,390	—	—
Fixed Income

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 Diversified Bond Fund	2,911,682	28,614,937	2,116,394	—	—	(5,370,580)	25,360,751	516,393	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,391,433	59,483,902	1,320,398	(6,177,353)	(243,794)	(7,859,867)	46,523,286	—	—
1290 VT High Yield Bond Portfolio	1,391,473	14,567,333	337,042	(1,342,903)	(4,186)	(1,875,947)	11,681,339	—	—
EQ/Core Bond Index Portfolio	14,554,526	167,112,266	3,846,379	(23,494,899)	(8,532)	(15,659,790)	131,795,424	—	—
EQ/Core Plus Bond Portfolio	11,043,709	48,693,776	1,233,355	(4,834,451)	(222,884)	(6,961,722)	37,908,074	—	—
EQ/Intermediate Government Bond Portfolio	17,782,821	210,297,173	5,109,367	(31,103,672)	25,162	(16,324,505)	168,003,525	—	—
EQ/Long-Term Bond Portfolio	8,425,778	92,916,737	2,553,754	(11,011,804)	(1,518,110)	(23,980,350)	58,960,227	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,678,753	83,730,172	1,607,440	(10,020,256)	142,849	(1,052,606)	74,407,599	—	—
EQ/Quality Bond PLUS Portfolio	5,253,089	46,141,033	3,940,763	(5,103,031)	(65,100)	(4,938,721)	39,974,944	—	—
Multimanager Core Bond Portfolio	7,116,029	76,021,287	2,656,547	(7,788,837)	(349,270)	(10,779,817)	59,759,910	1,172,500	—

Total		1,045,271,541	48,571,536	(131,532,235)	(1,364,964)	(147,985,243)	812,960,635	1,688,893	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$25,360,751	$787,599,884	$—	$812,960,635

Total Assets	$25,360,751	$787,599,884	$—	$812,960,635

Total Liabilities	$—	$—	$—	$—

Total	$25,360,751	$787,599,884	$—	$812,960,635

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,340,534
Aggregate gross unrealized depreciation	(92,668,946)

Net unrealized depreciation	$(64,328,412)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$877,289,047

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.3%)
1290 VT Equity Income Portfolio‡	1,885,360	$8,640,570
1290 VT GAMCO Small Company Value Portfolio‡	71,195	4,129,127
1290 VT Micro Cap Portfolio‡	542,273	4,429,463
1290 VT Small Cap Value Portfolio‡	414,036	4,369,518
ATM International Managed Volatility Portfolio‡	3,940,589	31,671,301
ATM Large Cap Managed Volatility Portfolio‡	7,263,233	92,011,111
ATM Mid Cap Managed Volatility Portfolio‡	3,296,801	22,321,956
ATM Small Cap Managed Volatility Portfolio‡	2,384,527	22,167,197
EQ/AB Small Cap Growth Portfolio*‡	812,433	11,548,699
EQ/American Century Mid Cap Value Portfolio‡	161,591	3,507,373
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,852,026	14,207,002
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	235,677	2,886,490
EQ/Global Equity Managed Volatility Portfolio‡	899,671	11,654,617
EQ/International Core Managed Volatility Portfolio‡	900,290	7,585,578
EQ/International Equity Index Portfolio‡	149,262	1,184,009
EQ/International Value Managed Volatility Portfolio‡	1,051,418	10,495,647
EQ/Janus Enterprise Portfolio‡	574,088	10,830,248
EQ/JPMorgan Value Opportunities Portfolio‡	491,734	8,743,450
EQ/Large Cap Core Managed Volatility Portfolio‡	2,189,066	21,388,547
EQ/Large Cap Growth Index Portfolio‡	86,330	1,503,898
EQ/Large Cap Value Managed Volatility Portfolio‡	770,247	12,325,558
EQ/Loomis Sayles Growth Portfolio*‡	1,047,188	8,350,004
EQ/MFS International Growth Portfolio‡	2,101,709	12,961,271
EQ/Morgan Stanley Small Cap Growth Portfolio‡	1,072,749	6,282,261
EQ/T. Rowe Price Growth Stock Portfolio‡	123,199	6,000,901
EQ/Value Equity Portfolio‡	474,493	8,273,001

Total Equity		349,468,797

Fixed Income (60.6%)
1290 Diversified Bond Fund‡	2,448,835	21,329,357
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,559,705	39,346,212
1290 VT High Yield Bond Portfolio‡	1,190,679	9,995,690
EQ/Core Bond Index Portfolio‡	10,533,979	95,388,208
EQ/Core Plus Bond Portfolio‡	9,676,800	33,216,092
EQ/Intermediate Government Bond Portfolio‡	13,565,713	128,162,319
EQ/Long-Term Bond Portfolio‡	10,151,291	71,034,677
EQ/PIMCO Ultra Short Bond Portfolio‡	5,837,802	56,568,669
EQ/Quality Bond PLUS Portfolio‡	4,564,463	34,734,638
Multimanager Core Bond Portfolio‡	5,944,917	49,924,994

Total Fixed Income		539,700,856

Total Investments in Securities (99.9%) (Cost $921,333,592)		889,169,653
Other Assets Less Liabilities (0.1%)		725,973

Net Assets (100%)		$889,895,626

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,885,360	12,174,318	49,678	(2,458,575)	583,250	(1,708,101)	8,640,570	—	—
1290 VT GAMCO Small Company Value Portfolio	71,195	6,231,919	24,838	(929,287)	358,255	(1,556,598)	4,129,127	—	—
1290 VT Micro Cap Portfolio	542,273	5,365,379	1,224,838	(579,287)	(790)	(1,580,677)	4,429,463	—	—
1290 VT Small Cap Value Portfolio	414,036	5,985,700	24,840	(979,287)	35,093	(696,828)	4,369,518	—	—
ATM International Managed Volatility Portfolio	3,940,589	44,576,438	3,973,875	(4,555,012)	5,350	(12,329,350)	31,671,301	—	—
ATM Large Cap Managed Volatility Portfolio	7,263,233	136,425,203	4,246,462	(16,944,323)	(403,372)	(31,312,859)	92,011,111	—	—
ATM Mid Cap Managed Volatility Portfolio	3,296,801	30,748,913	1,824,196	(3,396,437)	5,569	(6,860,285)	22,321,956	—	—
ATM Small Cap Managed Volatility Portfolio	2,384,527	29,064,384	5,486,616	(4,686,081)	(4,836)	(7,692,886)	22,167,197	—	—
EQ/AB Small Cap Growth Portfolio*	812,433	13,588,757	3,812,099	(1,448,219)	3,110	(4,407,048)	11,548,699	—	—
EQ/American Century Mid Cap Value Portfolio	161,591	4,649,379	412,420	(1,039,644)	49,352	(564,134)	3,507,373	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,852,026	21,518,535	1,024,517	(1,737,862)	(108,475)	(6,489,713)	14,207,002	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	235,677	4,409,077	24,838	(579,287)	(12,958)	(955,180)	2,886,490	—	—
EQ/Global Equity Managed Volatility Portfolio	899,671	16,692,950	1,162,098	(1,448,219)	(61,660)	(4,690,552)	11,654,617	—	—
EQ/International Core Managed Volatility Portfolio	900,290	11,081,211	549,678	(1,158,575)	(33,063)	(2,853,673)	7,585,578	—	—
EQ/International Equity Index Portfolio	149,262	1,608,751	—	—	—	(424,742)	1,184,009	—	—
EQ/International Value Managed Volatility Portfolio	1,051,418	14,301,258	2,024,517	(1,737,862)	(4,101)	(4,088,165)	10,495,647	—	—
EQ/Janus Enterprise Portfolio	574,088	12,062,414	2,537,258	(868,931)	(5,048)	(2,895,445)	10,830,248	—	—
EQ/JPMorgan Value Opportunities Portfolio	491,734	12,154,289	49,678	(2,458,575)	128,363	(1,130,305)	8,743,450	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,189,066	32,219,878	124,196	(3,896,437)	(230,519)	(6,828,571)	21,388,547	—	—
EQ/Large Cap Growth Index Portfolio	86,330	2,174,289	—	—	—	(670,391)	1,503,898	—	—
EQ/Large Cap Value Managed Volatility Portfolio	770,247	20,698,836	86,937	(5,077,506)	1,890,334	(5,273,043)	12,325,558	—	—
EQ/Loomis Sayles Growth Portfolio*	1,047,188	10,881,104	2,124,679	(1,158,575)	(28,981)	(3,468,223)	8,350,004	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	2,101,709	18,157,797	1,074,516	(1,737,862)	(61,177)	(4,472,003)	12,961,271	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	1,072,749	8,546,815	2,699,678	(1,158,575)	(656)	(3,805,001)	6,282,261	—	—
EQ/T. Rowe Price Growth Stock Portfolio	123,199	6,377,477	2,999,840	(579,287)	(8,976)	(2,788,153)	6,000,901	—	—
EQ/Value Equity Portfolio	474,493	12,358,818	549,678	(2,008,575)	(152,483)	(2,474,437)	8,273,001	—	—
Fixed Income
1290 Diversified Bond Fund	2,448,835	24,335,385	1,539,164	—	—	(4,545,192)	21,329,357	439,163	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,559,705	49,857,463	1,211,133	(4,923,943)	(160,212)	(6,638,229)	39,346,212	—	—
1290 VT High Yield Bond Portfolio	1,190,679	12,597,727	174,679	(1,158,575)	(9,404)	(1,608,737)	9,995,690	—	—
EQ/Core Bond Index Portfolio	10,533,979	130,312,879	1,683,719	(24,763,254)	497,528	(12,342,664)	95,388,208	—	—
EQ/Core Plus Bond Portfolio	9,676,800	42,900,687	673,873	(4,055,012)	(308,577)	(5,994,879)	33,216,092	—	—
EQ/Intermediate Government Bond Portfolio	13,565,713	169,414,373	2,257,592	(30,668,266)	(49,512)	(12,791,868)	128,162,319	—	—
EQ/Long-Term Bond Portfolio	10,151,291	107,988,865	4,521,783	(11,585,748)	(1,447,940)	(28,442,283)	71,034,677	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,837,802	67,947,929	248,391	(10,892,874)	73,926	(808,703)	56,568,669	—	—
EQ/Quality Bond PLUS Portfolio	4,564,463	42,505,520	1,723,873	(5,055,012)	(91,767)	(4,347,976)	34,734,638	—	—
Multimanager Core Bond Portfolio	5,944,917	65,304,645	1,793,824	(7,832,518)	(252,883)	(9,088,074)	49,924,994	984,054	—

Total		1,207,219,362	53,940,001	(163,557,482)	192,740	(208,624,968)	889,169,653	1,423,217	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$21,329,357	$867,840,296	$—	$889,169,653

Total Assets	$21,329,357	$867,840,296	$—	$889,169,653

Total Liabilities	$—	$—	$—	$—

Total	$21,329,357	$867,840,296	$—	$889,169,653

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,841,538
Aggregate gross unrealized depreciation	(102,506,883)

Net unrealized depreciation	$(32,665,345)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$921,834,998

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.4%)
1290 VT Equity Income Portfolio‡	14,193,918	$65,050,449
1290 VT GAMCO Small Company Value Portfolio‡	836,576	48,519,528
1290 VT Micro Cap Portfolio‡	4,615,163	37,698,141
1290 VT Small Cap Value Portfolio‡	3,754,051	39,618,301
ATM International Managed Volatility Portfolio‡	37,856,364	304,259,159
ATM Large Cap Managed Volatility Portfolio‡	50,286,622	637,034,213
ATM Mid Cap Managed Volatility Portfolio‡	12,748,105	86,314,763
ATM Small Cap Managed Volatility Portfolio‡	23,274,561	216,366,487
EQ/AB Small Cap Growth Portfolio*‡	8,179,956	116,277,755
EQ/American Century Mid Cap Value Portfolio‡	973,698	21,134,380
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,114,524	92,931,257
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,740,384	33,563,273
EQ/Global Equity Managed Volatility Portfolio‡	8,623,306	111,709,024
EQ/International Core Managed Volatility Portfolio‡	8,529,967	71,870,956
EQ/International Equity Index Portfolio‡	716,936	5,687,023
EQ/International Value Managed Volatility Portfolio‡	10,554,477	105,358,765
EQ/Janus Enterprise Portfolio‡	1,862,157	35,129,808
EQ/JPMorgan Value Opportunities Portfolio‡	3,438,646	61,141,991
EQ/Large Cap Core Managed Volatility Portfolio‡	14,256,425	139,294,227
EQ/Large Cap Growth Index Portfolio‡	370,665	6,457,113
EQ/Large Cap Value Managed Volatility Portfolio‡	5,590,085	89,453,050
EQ/Loomis Sayles Growth Portfolio*‡	7,239,348	57,724,645
EQ/MFS International Growth Portfolio‡	20,889,688	128,827,011
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,551,670	61,792,985
EQ/T. Rowe Price Growth Stock Portfolio‡	832,219	40,536,675
EQ/Value Equity Portfolio‡	3,566,025	62,175,334

Total Equity		2,675,926,313

Fixed Income (50.5%)
1290 Diversified Bond Fund‡	12,393,785	107,949,867
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,037,864	198,796,330
1290 VT High Yield Bond Portfolio‡	6,056,477	50,843,801
EQ/Core Bond Index Portfolio‡	51,206,899	463,693,209
EQ/Core Plus Bond Portfolio‡	48,122,194	165,181,797
EQ/Intermediate Government Bond Portfolio‡	65,185,137	615,837,771
EQ/Long-Term Bond Portfolio‡	61,112,167	427,638,510
EQ/PIMCO Ultra Short Bond Portfolio‡	27,881,346	270,171,994
EQ/Quality Bond PLUS Portfolio‡	23,259,625	177,001,051
Multimanager Core Bond Portfolio‡	31,106,567	261,230,774

Total Fixed Income		2,738,345,104

Total Investments in Securities (99.9%) (Cost $5,539,533,850)		5,414,271,417
Other Assets Less Liabilities (0.1%)		4,991,806

Net Assets (100%)		$5,419,263,223

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,193,918	90,607,250	9,161	(17,133,622)	3,756,713	(12,189,053)	65,050,449	—	—
1290 VT GAMCO Small Company Value Portfolio	836,576	72,373,468	7,327	(9,906,897)	3,045,649	(17,000,019)	48,519,528	—	—
1290 VT Micro Cap Portfolio	4,615,163	50,062,992	5,505,497	(3,680,173)	4,022	(14,194,197)	37,698,141	—	—
1290 VT Small Cap Value Portfolio	3,754,051	54,317,814	5,496	(8,680,173)	204,380	(6,229,216)	39,618,301	—	—
ATM International Managed Volatility Portfolio	37,856,364	432,869,739	25,942,132	(35,714,660)	(144,656)	(118,693,396)	304,259,159	—	—
ATM Large Cap Managed Volatility Portfolio	50,286,622	926,152,708	7,589,757	(76,859,492)	(2,801,094)	(217,047,666)	637,034,213	—	—
ATM Mid Cap Managed Volatility Portfolio	12,748,105	96,490,805	21,509,160	(8,133,622)	30,784	(23,582,364)	86,314,763	—	—
ATM Small Cap Managed Volatility Portfolio	23,274,561	295,253,434	27,331,140	(29,854,314)	(334,875)	(76,028,898)	216,366,487	—	—
EQ/AB Small Cap Growth Portfolio*	8,179,956	128,191,455	40,514,654	(9,813,795)	(24,954)	(42,589,605)	116,277,755	—	—
EQ/American Century Mid Cap Value Portfolio	973,698	22,134,903	3,351,831	(1,226,724)	9,476	(3,135,106)	21,134,380	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,114,524	132,075,537	11,012,822	(8,587,070)	(365,275)	(41,204,757)	92,931,257	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,740,384	48,118,412	5,496	(3,680,173)	(26,135)	(10,854,327)	33,563,273	—	—
EQ/Global Equity Managed Volatility Portfolio	8,623,306	155,362,736	11,014,655	(9,813,795)	(78,994)	(44,775,578)	111,709,024	—	—
EQ/International Core Managed Volatility Portfolio	8,529,967	106,968,905	10,990	(7,360,346)	(667,972)	(27,080,621)	71,870,956	—	—
EQ/International Equity Index Portfolio	716,936	7,727,140	—	—	—	(2,040,117)	5,687,023	—	—
EQ/International Value Managed Volatility Portfolio	10,554,477	146,781,985	10,014,656	(9,813,795)	49,818	(41,673,899)	105,358,765	—	—
EQ/Janus Enterprise Portfolio	1,862,157	37,355,919	9,353,664	(2,453,449)	3,843	(9,130,169)	35,129,808	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,438,646	86,508,065	9,159	(18,283,622)	1,140,533	(8,232,144)	61,141,991	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,256,425	206,121,333	20,149	(21,493,968)	(2,021,751)	(43,331,536)	139,294,227	—	—
EQ/Large Cap Growth Index Portfolio	370,665	9,335,494	—	—	—	(2,878,381)	6,457,113	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,590,085	144,692,073	14,654	(31,013,795)	10,857,557	(35,097,439)	89,453,050	—	—
EQ/Loomis Sayles Growth Portfolio*	7,239,348	72,550,219	14,257,327	(4,906,897)	(146,296)	(24,029,708)	57,724,645	—	—
EQ/MFS International Growth Portfolio	20,889,688	177,869,935	8,018,319	(12,267,243)	(439,697)	(44,354,303)	128,827,011	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	10,551,670	84,498,493	22,010,991	(7,360,346)	94,567	(37,450,720)	61,792,985	—	—
EQ/T. Rowe Price Growth Stock Portfolio	832,219	37,075,497	24,253,664	(2,453,449)	(47,124)	(18,291,913)	40,536,675	—	—
EQ/Value Equity Portfolio	3,566,025	91,408,030	5,009,160	(14,733,622)	(918,109)	(18,590,125)	62,175,334	—	—
Fixed Income
1290 Diversified Bond Fund	12,393,785	123,565,947	7,429,908	—	—	(23,045,988)	107,949,867	2,229,906	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,037,864	248,383,769	7,525,646	(23,174,141)	(509,112)	(33,429,832)	198,796,330	—	—
1290 VT High Yield Bond Portfolio	6,056,477	61,904,497	705,495	(3,680,173)	(40,846)	(8,045,172)	50,843,801	—	—
EQ/Core Bond Index Portfolio	51,206,899	627,613,726	5,067,776	(111,488,800)	2,180,270	(59,679,763)	463,693,209	—	—
EQ/Core Plus Bond Portfolio	48,122,194	207,608,116	2,020,149	(13,493,968)	(1,026,583)	(29,925,917)	165,181,797	—	—
EQ/Intermediate Government Bond Portfolio	65,185,137	813,897,129	7,086,094	(143,456,043)	(378,795)	(61,310,614)	615,837,771	—	—
EQ/Long-Term Bond Portfolio	61,112,167	628,931,856	21,919,609	(46,615,524)	(6,176,882)	(170,420,549)	427,638,510	—	—
EQ/PIMCO Ultra Short Bond Portfolio	27,881,346	328,546,784	31,140	(54,854,314)	(2,409,608)	(1,142,008)	270,171,994	—	—
EQ/Quality Bond PLUS Portfolio	23,259,625	209,934,838	10,471,981	(21,220,692)	(190,592)	(21,994,484)	177,001,051	—	—
Multimanager Core Bond Portfolio	31,106,567	328,384,440	9,283,396	(28,581,038)	(724,970)	(47,131,054)	261,230,774	5,040,618	—

Total		7,291,675,443	318,313,055	(801,789,735)	1,903,292	(1,395,830,638)	5,414,271,417	7,270,524	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$107,949,867	$5,306,321,550	$—	$5,414,271,417

Total Assets	$107,949,867	$5,306,321,550	$—	$5,414,271,417

Total Liabilities	$—	$—	$—	$—

Total	$107,949,867	$5,306,321,550	$—	$5,414,271,417

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,532,205
Aggregate gross unrealized depreciation	(607,574,167)

Net unrealized depreciation	$(143,041,962)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,557,313,379

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.1%)
1290 VT Equity Income Portfolio‡	27,009,260	$123,782,904
1290 VT GAMCO Small Company Value Portfolio‡	1,913,087	110,954,766
1290 VT Micro Cap Portfolio‡	8,412,885	68,719,169
1290 VT Small Cap Value Portfolio‡	7,047,881	74,379,681
ATM International Managed Volatility Portfolio‡	61,534,166	494,562,377
ATM Large Cap Managed Volatility Portfolio‡	86,240,317	1,092,497,966
ATM Mid Cap Managed Volatility Portfolio‡	14,279,729	96,685,070
ATM Small Cap Managed Volatility Portfolio‡	49,002,003	455,535,594
EQ/AB Small Cap Growth Portfolio*‡	15,654,254	222,524,611
EQ/American Century Mid Cap Value Portfolio‡	1,012,267	21,971,545
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	19,623,570	150,533,602
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,827,757	71,376,359
EQ/Global Equity Managed Volatility Portfolio‡	14,331,995	185,661,197
EQ/International Core Managed Volatility Portfolio‡	13,871,002	116,872,919
EQ/International Equity Index Portfolio‡	709,356	5,626,900
EQ/International Value Managed Volatility Portfolio‡	15,726,103	156,983,873
EQ/Janus Enterprise Portfolio‡	2,001,386	37,756,395
EQ/JPMorgan Value Opportunities Portfolio‡	6,272,244	111,525,738
EQ/Large Cap Core Managed Volatility Portfolio‡	26,487,927	258,803,682
EQ/Large Cap Growth Index Portfolio‡	410,863	7,157,378
EQ/Large Cap Value Managed Volatility Portfolio‡	11,196,420	179,166,124
EQ/Loomis Sayles Growth Portfolio*‡	11,944,110	95,239,173
EQ/MFS International Growth Portfolio‡	34,537,328	212,992,207
EQ/Morgan Stanley Small Cap Growth Portfolio‡	19,719,222	115,480,256
EQ/T. Rowe Price Growth Stock Portfolio‡	1,261,025	61,423,468
EQ/Value Equity Portfolio‡	7,069,086	123,252,848

Total Equity		4,651,465,802

Fixed Income (29.8%)
1290 Diversified Bond Fund‡	8,938,213	77,851,831
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,764,039	144,658,785
1290 VT High Yield Bond Portfolio‡	4,277,375	35,908,335
EQ/Core Bond Index Portfolio‡	35,330,300	319,926,038
EQ/Core Plus Bond Portfolio‡	31,570,315	108,366,658
EQ/Intermediate Government Bond Portfolio‡	45,294,205	427,917,821
EQ/Long-Term Bond Portfolio‡	50,081,677	350,451,548
EQ/PIMCO Ultra Short Bond Portfolio‡	20,534,515	198,980,742
EQ/Quality Bond PLUS Portfolio‡	16,371,168	124,581,282
Multimanager Core Bond Portfolio‡	22,793,620	191,419,227

Total Fixed Income		1,980,062,267

Total Investments in Securities (99.9%) (Cost $6,404,362,851)		6,631,528,069
Other Assets Less Liabilities (0.1%)		7,620,532

Net Assets (100%)		$6,639,148,601

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	27,009,260	161,472,570	26,805	(21,344,995)	2,888,693	(19,260,169)	123,782,904	—	—
1290 VT GAMCO Small Company Value Portfolio	1,913,087	156,148,445	26,805	(13,844,995)	2,165,777	(33,541,266)	110,954,766	—	—
1290 VT Micro Cap Portfolio	8,412,885	95,072,547	6,515,318	(6,311,426)	35,166	(26,592,436)	68,719,169	—	—
1290 VT Small Cap Value Portfolio	7,047,881	95,517,601	15,317	(9,811,426)	(106,367)	(11,235,444)	74,379,681	—	—
ATM International Managed Volatility Portfolio	61,534,166	727,296,192	16,122,537	(50,491,406)	144,743	(198,509,689)	494,562,377	—	—
ATM Large Cap Managed Volatility Portfolio	86,240,317	1,583,013,021	252,732	(111,488,525)	(2,862,889)	(376,416,373)	1,092,497,966	—	—
ATM Mid Cap Managed Volatility Portfolio	14,279,729	107,257,298	24,319,146	(7,889,282)	(8,662)	(26,993,430)	96,685,070	—	—
ATM Small Cap Managed Volatility Portfolio	49,002,003	657,170,015	14,407,220	(48,479,980)	549,825	(168,111,486)	455,535,594	—	—
EQ/AB Small Cap Growth Portfolio*	15,654,254	281,247,217	51,849,782	(20,512,134)	(116,579)	(89,943,675)	222,524,611	—	—
EQ/American Century Mid Cap Value Portfolio	1,012,267	23,660,066	3,153,829	(1,577,856)	12,787	(3,277,281)	21,971,545	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	19,623,570	207,668,379	22,534,462	(14,200,708)	(549,257)	(64,919,274)	150,533,602	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,827,757	100,614,417	15,318	(6,311,426)	22,617	(22,964,567)	71,376,359	—	—
EQ/Global Equity Managed Volatility Portfolio	14,331,995	282,470,831	42,121	(17,356,421)	382,347	(79,877,681)	185,661,197	—	—
EQ/International Core Managed Volatility Portfolio	13,871,002	174,685,618	30,634	(12,622,852)	(1,269,309)	(43,951,172)	116,872,919	—	—
EQ/International Equity Index Portfolio	709,356	7,645,449	—	—	—	(2,018,549)	5,626,900	—	—
EQ/International Value Managed Volatility Portfolio	15,726,103	195,696,684	36,542,122	(17,356,421)	92,445	(57,990,957)	156,983,873	—	—
EQ/Janus Enterprise Portfolio	2,001,386	46,195,419	5,657,658	(3,155,713)	1,252	(10,942,221)	37,756,395	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,272,244	157,297,588	26,805	(32,394,995)	1,444,289	(14,847,949)	111,525,738	—	—
EQ/Large Cap Core Managed Volatility Portfolio	26,487,927	397,042,661	61,269	(52,995,703)	2,243,542	(87,548,087)	258,803,682	—	—
EQ/Large Cap Growth Index Portfolio	410,863	10,347,914	—	—	—	(3,190,536)	7,157,378	—	—
EQ/Large Cap Value Managed Volatility Portfolio	11,196,420	267,302,946	42,122	(40,556,421)	8,885,329	(56,507,852)	179,166,124	—	—
EQ/Loomis Sayles Growth Portfolio*	11,944,110	124,660,553	20,272,975	(9,467,139)	(255,558)	(39,971,658)	95,239,173	—	—
EQ/MFS International Growth Portfolio	34,537,328	310,395,084	49,780	(20,512,134)	(747,088)	(76,193,435)	212,992,207	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	19,719,222	179,497,975	26,834,464	(14,200,708)	149,563	(76,801,038)	115,480,256	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio	1,261,025	69,156,834	27,511,488	(4,733,569)	(86,910)	(30,424,375)	61,423,468	—	—
EQ/Value Equity Portfolio	7,069,086	166,871,948	6,026,806	(12,044,995)	(822,750)	(36,778,161)	123,252,848	—	—
Fixed Income
1290 Diversified Bond Fund	8,938,213	89,059,316	5,407,190	—	—	(16,614,675)	77,851,831	1,607,190	—
1290 VT DoubleLine Opportunistic Bond Portfolio	16,764,039	183,442,960	3,730,634	(17,622,852)	(506,326)	(24,385,631)	144,658,785	—	—
1290 VT High Yield Bond Portfolio	4,277,375	46,582,274	2,307,659	(7,155,713)	(75,054)	(5,750,831)	35,908,335	—	—
EQ/Core Bond Index Portfolio	35,330,300	456,896,254	80,415	(95,834,985)	2,041,942	(43,257,588)	319,926,038	—	—
EQ/Core Plus Bond Portfolio	31,570,315	121,815,199	17,026,805	(11,044,995)	(458,815)	(18,971,536)	108,366,658	—	—
EQ/Intermediate Government Bond Portfolio	45,294,205	595,113,577	103,390	(122,902,124)	(59,356)	(44,337,666)	427,917,821	—	—
EQ/Long-Term Bond Portfolio	50,081,677	533,063,990	4,995,731	(39,446,411)	(5,873,488)	(142,288,274)	350,451,548	—	—
EQ/PIMCO Ultra Short Bond Portfolio	20,534,515	246,333,739	34,463	(44,700,708)	(1,350,304)	(1,336,448)	198,980,742	—	—
EQ/Quality Bond PLUS Portfolio	16,371,168	155,563,089	1,126,806	(16,044,995)	(368,224)	(15,695,394)	124,581,282	—	—
Multimanager Core Bond Portfolio	22,793,620	244,436,262	3,198,242	(20,778,564)	(727,774)	(34,708,939)	191,419,227	3,739,150	—

Total		9,257,711,932	300,348,850	(925,192,577)	4,815,607	(2,006,155,743)	6,631,528,069	5,346,340	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$77,851,831	$6,553,676,238	$—	$6,631,528,069

Total Assets	$77,851,831	$6,553,676,238	$—	$6,631,528,069

Total Liabilities	$—	$—	$—	$—

Total	$77,851,831	$6,553,676,238	$—	$6,631,528,069

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$787,126,259
Aggregate gross unrealized depreciation	(622,019,212)

Net unrealized appreciation	$165,107,047

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,466,421,022

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.6%)
1290 VT Equity Income Portfolio‡	14,441,495	$66,185,089
1290 VT GAMCO Small Company Value Portfolio‡	1,138,908	66,054,091
1290 VT Micro Cap Portfolio‡	3,791,313	30,968,674
1290 VT Small Cap Value Portfolio‡	3,144,020	33,180,353
ATM International Managed Volatility Portfolio‡	33,099,673	266,028,684
ATM Large Cap Managed Volatility Portfolio‡	49,016,093	620,939,062
ATM Mid Cap Managed Volatility Portfolio‡	7,173,402	48,569,608
ATM Small Cap Managed Volatility Portfolio‡	24,274,700	225,664,038
EQ/AB Small Cap Growth Portfolio*‡	6,347,000	90,222,362
EQ/American Century Mid Cap Value Portfolio‡	508,681	11,041,062
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,912,800	91,383,814
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,091,095	37,858,667
EQ/Global Equity Managed Volatility Portfolio‡	8,266,292	107,084,156
EQ/International Core Managed Volatility Portfolio‡	6,802,748	57,317,925
EQ/International Equity Index Portfolio‡	701,168	5,561,944
EQ/International Value Managed Volatility Portfolio‡	7,784,537	77,708,174
EQ/Janus Enterprise Portfolio‡	797,292	15,041,010
EQ/JPMorgan Value Opportunities Portfolio‡	3,430,747	61,001,550
EQ/Large Cap Core Managed Volatility Portfolio‡	14,714,604	143,770,919
EQ/Large Cap Growth Index Portfolio‡	257,439	4,484,684
EQ/Large Cap Value Managed Volatility Portfolio‡	6,022,224	96,368,179
EQ/Loomis Sayles Growth Portfolio*‡	6,150,223	49,040,251
EQ/MFS International Growth Portfolio‡	19,336,266	119,247,034
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,586,933	50,287,034
EQ/T. Rowe Price Growth Stock Portfolio‡	542,847	26,441,639
EQ/Value Equity Portfolio‡	4,001,781	69,772,938

Total Equity		2,471,222,941

Fixed Income (9.3%)
1290 Diversified Bond Fund‡	1,164,797	10,145,379
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,340,117	20,193,132
1290 VT High Yield Bond Portfolio‡	602,529	5,058,195
EQ/Core Bond Index Portfolio‡	4,253,311	38,514,952
EQ/Core Plus Bond Portfolio‡	3,922,837	13,465,330
EQ/Intermediate Government Bond Portfolio‡	5,444,784	51,439,696
EQ/Long-Term Bond Portfolio‡	6,949,434	48,629,357
EQ/PIMCO Ultra Short Bond Portfolio‡	2,799,326	27,125,644
EQ/Quality Bond PLUS Portfolio‡	2,074,821	15,788,965
Multimanager Core Bond Portfolio‡	2,901,785	24,368,986

Total Fixed Income		254,729,636

Total Investments in Securities (99.9%) (Cost $2,574,759,114)		2,725,952,577
Other Assets Less Liabilities (0.1%)		2,043,285

Net Assets (100%)		$2,727,995,862

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,441,495	89,367,142	58,535	(14,365,184)	1,081,785	(9,957,189)	66,185,089	—	—
1290 VT GAMCO Small Company Value Portfolio	1,138,908	88,126,692	52,032	(3,880,164)	(321,307)	(17,923,162)	66,054,091	—	—
1290 VT Micro Cap Portfolio	3,791,313	42,407,052	3,032,519	(2,425,102)	3,333	(12,049,128)	30,968,674	—	—
1290 VT Small Cap Value Portfolio	3,144,020	40,537,857	32,520	(2,425,102)	5,518	(4,970,440)	33,180,353	—	—
ATM International Managed Volatility Portfolio	33,099,673	375,197,725	14,560,158	(19,400,819)	(17,023)	(104,311,357)	266,028,684	—	—
ATM Large Cap Managed Volatility Portfolio	49,016,093	875,638,883	572,346	(42,681,801)	(837,841)	(211,752,525)	620,939,062	—	—
ATM Mid Cap Managed Volatility Portfolio	7,173,402	59,618,413	6,239,023	(2,910,123)	9,382	(14,387,087)	48,569,608	—	—
ATM Small Cap Managed Volatility Portfolio	24,274,700	324,810,764	214,630	(16,005,676)	15,048	(83,370,728)	225,664,038	—	—
EQ/AB Small Cap Growth Portfolio*	6,347,000	128,203,208	9,441,054	(6,790,287)	(10,073)	(40,621,540)	90,222,362	—	—
EQ/American Century Mid Cap Value Portfolio	508,681	11,655,278	1,506,505	(485,021)	9,901	(1,645,601)	11,041,062	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,912,800	142,132,157	97,560	(7,275,307)	(1,528,963)	(42,041,633)	91,383,814	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,091,095	52,814,794	39,024	(2,910,123)	3,168	(12,088,196)	37,858,667	—	—
EQ/Global Equity Managed Volatility Portfolio	8,266,292	158,984,921	91,055	(6,790,287)	16,377	(45,217,910)	107,084,156	—	—
EQ/International Core Managed Volatility Portfolio	6,802,748	84,047,224	65,039	(4,850,205)	(172,465)	(21,771,668)	57,317,925	—	—
EQ/International Equity Index Portfolio	701,168	7,557,192	—	—	—	(1,995,248)	5,561,944	—	—
EQ/International Value Managed Volatility Portfolio	7,784,537	105,538,557	9,091,056	(6,790,287)	(12,396)	(30,118,756)	77,708,174	—	—
EQ/Janus Enterprise Portfolio	797,292	17,754,302	2,513,008	(970,041)	1,663	(4,257,922)	15,041,010	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,430,747	72,630,127	58,535	(4,365,184)	166,137	(7,488,065)	61,001,550	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,714,604	221,982,652	143,086	(30,170,450)	(2,279,664)	(45,904,705)	143,770,919	—	—
EQ/Large Cap Growth Index Portfolio	257,439	6,483,816	—	—	—	(1,999,132)	4,484,684	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,022,224	159,725,779	104,063	(36,760,328)	13,501,871	(40,203,206)	96,368,179	—	—
EQ/Loomis Sayles Growth Portfolio*	6,150,223	76,972,839	52,033	(3,880,164)	(97,678)	(24,006,779)	49,040,251	—	—
EQ/MFS International Growth Portfolio	19,336,266	169,884,885	110,566	(8,245,348)	47,246	(42,550,315)	119,247,034	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	8,586,933	85,917,970	5,415,039	(4,850,205)	18,778	(36,214,548)	50,287,034	—	—
EQ/T. Rowe Price Growth Stock Portfolio	542,847	23,478,569	17,026,016	(1,940,082)	(50,393)	(12,072,471)	26,441,639	—	—
EQ/Value Equity Portfolio	4,001,781	95,415,256	58,534	(4,365,184)	(510,800)	(20,824,868)	69,772,938	—	—
Fixed Income
1290 Diversified Bond Fund	1,164,797	12,148,419	219,234	—	—	(2,222,274)	10,145,379	219,234	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,340,117	25,085,220	19,512	(1,455,062)	(86,441)	(3,370,097)	20,193,132	—	—
1290 VT High Yield Bond Portfolio	602,529	5,840,483	—	—	—	(782,288)	5,058,195	—	—
EQ/Core Bond Index Portfolio	4,253,311	49,866,898	39,024	(6,710,123)	(4,484)	(4,676,363)	38,514,952	—	—
EQ/Core Plus Bond Portfolio	3,922,837	16,947,227	13,008	(970,041)	(85,786)	(2,439,078)	13,465,330	—	—
EQ/Intermediate Government Bond Portfolio	5,444,784	65,023,895	52,031	(8,580,164)	(10,802)	(5,045,264)	51,439,696	—	—
EQ/Long-Term Bond Portfolio	6,949,434	72,818,041	52,032	(3,880,164)	(637,454)	(19,723,098)	48,629,357	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,799,326	30,091,180	19,513	(2,655,062)	(18,531)	(311,456)	27,125,644	—	—
EQ/Quality Bond PLUS Portfolio	2,074,821	18,749,366	13,007	(970,041)	(41,057)	(1,962,310)	15,788,965	—	—
Multimanager Core Bond Portfolio	2,901,785	29,846,836	415,705	(1,455,062)	(62,854)	(4,375,639)	24,368,986	469,909	—

Total		3,843,301,619	71,417,002	(262,208,193)	8,094,195	(934,652,046)	2,725,952,577	689,143	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,145,379	$2,715,807,198	$—	$2,725,952,577

Total Assets	$10,145,379	$2,715,807,198	$—	$2,725,952,577

Total Liabilities	$—	$—	$—	$—

Total	$10,145,379	$2,715,807,198	$—	$2,725,952,577

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,805,726
Aggregate gross unrealized depreciation	(248,586,521)

Net unrealized appreciation	$121,219,205

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,604,733,372

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.5%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$321,484
Series 2022-A A 4.300%, 5/17/27§	105,000	101,585
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	93,247	91,941
Series 2021-3 B 0.660%, 2/13/26§	330,000	327,974
Series 2021-3 C 0.980%, 11/15/27§	710,000	687,258
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	12,442	12,427
Series 2020-2 B 0.970%, 2/18/26	15,000	14,648
Series 2021-2 B 0.690%, 1/19/27	190,000	178,612
Series 2021-3 C 1.410%, 8/18/27	425,000	387,328
Series 2022-1 B 2.770%, 4/19/27	680,000	651,905
Series 2022-2 A3 4.380%, 4/18/28	270,000	264,372
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	322,525	292,963
Avid Automobile Receivables Trust,
Series 2021-1 A 0.610%, 1/15/25§	127,336	126,963
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	120,000	120,019
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	700,000	678,518
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,113,512
Series 2021-4 A3 0.560%, 9/15/26	560,000	534,333
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	45,581	42,527
Series 2021-N4 C 1.720%, 9/11/28	245,000	236,151
Series 2021-P3 A3 0.700%, 11/10/26	665,000	627,884
Series 2021-P4 A3 1.310%, 1/11/27	865,000	819,599
Series 2022-P3 A3 4.610%, 11/10/27	105,000	103,155
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	31,430	30,892
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	473,916	416,915
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	100,664	100,559
Series 2021-3A A 1.000%, 5/15/30§	250,000	236,603
Series 2021-4 A 1.260%, 10/15/30§	455,000	425,377
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	244,870	236,900
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	92,156	91,810
Series 2021-2 B 0.580%, 12/15/25	585,000	576,809
Series 2021-3 B 1.110%, 5/15/26	375,000	356,533
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	80,000	79,098
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,580
Series 2021-2A B 0.810%, 1/15/27§	145,000	141,549
Series 2021-3A A 0.330%, 4/15/25§	505,945	500,386
Series 2021-4A C 1.500%, 9/15/27§	155,000	145,574
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	621,377	597,633
Series 2022-3 A2 4.380%, 7/20/29§	150,000	148,312
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	62,010	61,920
Series 2021-1A B 0.500%, 2/18/25	5,245	5,240
Series 2021-2A B 0.570%, 9/15/25	139,924	138,736
Series 2021-3A B 0.690%, 1/15/26	635,000	624,133
Series 2021-4A B 1.050%, 5/15/26	585,000	568,447
Series 2022-3A B 4.860%, 12/15/26	490,000	482,316
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	59,672
Series 2020-4 C 1.280%, 2/16/27§	65,000	62,262
Series 2021-1 B 0.680%, 2/16/27§	100,000	97,515
Series 2021-2 B 0.930%, 6/15/27§	145,000	139,478
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	999,414
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	33,388	33,072
Series 2021-1 A 1.370%, 10/17/33§	275,000	245,545

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	$895,000	$867,641
Series 2022-1 A3 1.830%, 12/15/26§	325,000	309,756
Series 2022-2 A3 4.590%, 6/15/27§	275,000	269,021
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	54,007
Series 2021-1A B 0.820%, 4/15/25§	67,265	67,037
Series 2021-2A B 0.770%, 9/15/25§	335,000	329,378
Series 2021-3A B 0.780%, 11/17/25§	430,000	415,807
Series 2021-4A B 1.530%, 4/15/26§	800,000	761,803
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,459,981
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	10,555	10,527
Series 2020-1 A3 1.840%, 9/16/24	21,000	20,884
Series 2021-2 A2 0.270%, 6/17/24	39,118	39,036
Series 2021-4 A2 0.280%, 11/18/24	292,424	288,821
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	170,593
Harley-Davidson Motorcycle Trust,
Series 2021-B A2 0.240%, 12/16/24	53,328	53,202
Series 2021-B A3 0.560%, 11/16/26	750,000	723,475
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	96,671	92,814
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	69,739
Series 2020-2 A3 0.820%, 7/15/24	50,924	50,748
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	407,594	404,984
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	187,198	185,534
Series 2022-3A A 5.180%, 11/15/32§	150,000	149,587
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	491,969
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	638,731
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	90,162	82,611
Series 2021-EA A 0.970%, 12/16/69§	1,154,731	969,107
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	588,292
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,133,805
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	24,390	24,320
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	940,507
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	241,436	239,536
Series 2021-1A C 1.530%, 2/15/28§	350,000	324,460
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	49,565
Santander Drive Auto Receivables Trust,
Series 2020-4 C 1.010%, 1/15/26	37,103	36,767
Series 2021-3 B 0.600%, 12/15/25	770,000	760,765
Series 2022-3 B 4.130%, 8/16/27	665,000	649,131
Series 2022-4 B 4.420%, 11/15/27	450,000	438,654
Series 2022-5 B 4.430%, 3/15/27	240,000	235,190
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 4/22/24§	178,290	177,716
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	305,105
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	308,213	270,919

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	$87,906	$82,597
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	100,778
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	25,443	25,220
Series 2021-C A3 0.430%, 1/15/26	745,000	711,978
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	160,000	157,678
Series 2022-2 C 5.810%, 5/10/27§	255,000	252,613
Westlake Automobile Receivables Trust,
Series 2020-2A C 2.010%, 7/15/25§	195,000	193,137
Series 2020-3A C 1.240%, 11/17/25§	35,000	34,011
Series 2021-1A B 0.640%, 3/16/26§	190,000	185,523
Series 2021-2A B 0.620%, 7/15/26§	240,000	231,976
Series 2021-3A C 1.580%, 1/15/27§	855,000	804,302
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	9,934	9,874
Series 2021-C A2 0.220%, 9/16/24	332,842	330,879
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	283,597

Total Asset- Backed Securities		33,933,126

Collateralized Mortgage Obligation (0.3%)
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58(l)§	2,120,000	1,861,888

Total Collateralized Mortgage Obligation		1,861,888

Commercial Mortgage-Backed Securities (3.3%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	201,833
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	533,861
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	838,620
Series 2021-BN37 A5 2.618%, 11/15/64(l)	755,000	615,461
Series 2022-BNK40 A4 3.507%, 3/15/64(l)	400,000	346,529
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	616,425
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	612,869
Series 2021-B29 A5 2.388%, 9/15/54	695,000	553,946
Series 2021-B31 A5 2.669%, 12/15/54	605,000	491,605
BPR Trust,
Series 2021-NRD A 4.447%, 12/15/23(l)§	420,000	403,404
Series 2022-OANA A 4.743%, 4/15/37(l)§	310,000	302,347
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	245,544
Series 2014-USA A2 3.953%, 9/15/37§	240,000	217,455
DROP Mortgage Trust,
Series 2021-FILE A 3.970%, 10/15/43(l)§	420,000	405,890
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	220,890
Series K-F107 AS 2.534%, 3/25/28(l)	952,527	939,684
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	275,843
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.992%, 6/15/51(l)	1,190,000	1,038,816
Med Trust,
Series 2021-MDLN A 3.768%, 11/15/38(l)§	385,000	373,583
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.295%, 8/15/46(l)	735,000	729,515
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	218,305
Series 2021-L7 A5 2.574%, 10/15/54	775,000	620,812
SPGN Mortgage Trust,
Series 2022-TFLM A 4.395%, 2/15/39(l)§	760,000	735,897
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 5.148%, 1/15/59(l)	3,000,000	2,592,960
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	3,523,493
Series 2020-C57 A4 2.118%, 8/15/53	355,000	284,232
Series 2020-C58 A4 2.092%, 7/15/53	100,000	78,627

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-C60 A4 2.342%, 8/15/54	$1,540,000	$1,215,383
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	885,363
Series 2022-C62 A4 4.000%, 4/15/55(l)	715,000	641,953

Total Commercial Mortgage-Backed Securities		20,761,145

Convertible Bond (0.3%)
Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp.
1.500%, 2/1/24(e)	1,900,000	1,799,288

Total Information Technology		1,799,288

Total Convertible Bond		1,799,288

Corporate Bonds (36.1%)
Communication Services (2.5%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
5.500%, 5/1/26§	124,000	117,551
6.375%, 9/1/29§	354,000	323,910
4.750%, 3/1/30§	112,000	90,379
4.750%, 2/1/32§	198,000	153,860
4.500%, 5/1/32	283,000	215,836
4.500%, 6/1/33§	324,000	239,264
Lumen Technologies, Inc.
5.125%, 12/15/26§	320,000	276,000
5.375%, 6/15/29§	344,000	254,560
Series G 6.875%, 1/15/28	266,000	227,762
Series W 6.750%, 12/1/23	126,000	128,205
Sprint Capital Corp.
8.750%, 3/15/32	177,000	204,443
Windstream Escrow LLC
7.750%, 8/15/28§	210,000	174,300
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	300,000	240,681
6.125%, 3/1/28§	314,000	220,978

		2,867,729

Entertainment (0.2%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	457,000	340,465
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	266,000	256,823
6.500%, 5/15/27§	200,000	192,500
Warnermedia Holdings, Inc.
5.141%, 3/15/52§	370,000	269,292

		1,059,080

Interactive Media & Services (0.8%)
Meta Platforms, Inc.
4.450%, 8/15/52§	5,959,000	4,849,309
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	218,000	100,450

		4,949,759

Media (0.7%)
Gray Escrow II, Inc.
5.375%, 11/15/31§	187,000	146,041
Gray Television, Inc.
5.875%, 7/15/26§	160,000	147,000
4.750%, 10/15/30§	246,000	183,803
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	408,000	333,969
Nexstar Media, Inc.
5.625%, 7/15/27§	445,000	408,622
Outfront Media Capital LLC
5.000%, 8/15/27§	389,000	337,574
Paramount Global
6.875%, 4/30/36	170,000	159,090
Sinclair Television Group, Inc.
5.500%, 3/1/30§	220,000	159,500
Sirius XM Radio, Inc.
3.125%, 9/1/26§	322,000	281,992
3.875%, 9/1/31§	310,000	240,250
Stagwell Global LLC
5.625%, 8/15/29§	386,000	317,512
TEGNA, Inc.
4.750%, 3/15/26§	354,000	340,814
5.000%, 9/15/29	152,000	139,650
Univision Communications, Inc.
7.375%, 6/30/30§	303,000	288,698
Videotron Ltd.
3.625%, 6/15/29§	150,000	121,395
VZ Secured Financing BV
5.000%, 1/15/32§	320,000	243,536
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	291,015

		4,140,461

Wireless Telecommunication Services (0.4%)
Sprint Corp.
7.875%, 9/15/23	184,000	186,985
7.625%, 3/1/26	140,000	145,003
T-Mobile USA, Inc.
5.650%, 1/15/53	2,285,000	2,174,422
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	155,180

		2,661,590

Total Communication Services		15,678,619

Consumer Discretionary (3.7%)
Auto Components (0.1%)
Aptiv plc
3.100%, 12/1/51	260,000	146,048
Denso Corp.
1.239%, 9/16/26§	565,000	486,408
Icahn Enterprises LP
6.375%, 12/15/25	170,000	162,562

		795,018

Automobiles (0.8%)
BMW US Capital LLC
0.750%, 8/12/24§	1,225,000	1,136,800
Ford Motor Co.
6.625%, 10/1/28	206,000	199,047
General Motors Co.
5.400%, 10/15/29	570,000	528,608
5.200%, 4/1/45	762,000	583,204

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hyundai Capital America
0.875%, 6/14/24§	$270,000	$249,504
2.100%, 9/15/28§	285,000	226,527
Kia Corp.
1.000%, 4/16/24§	200,000	187,612
Mercedes-Benz Finance North America LLC
3.350%, 2/22/23§	245,000	243,975
Stellantis Finance US, Inc.
6.375%, 9/12/32§	940,000	869,911
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	299,384
4.350%, 6/8/27§	505,000	473,801

		4,998,373

Distributors (0.1%)
Ferguson Finance plc
4.650%, 4/20/32§	375,000	330,320
Univar Solutions USA, Inc.
5.125%, 12/1/27§	146,000	130,670

		460,990

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	186,850

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
5.750%, 4/15/25§	190,000	187,922
3.875%, 1/15/28§	116,000	100,944
Caesars Entertainment, Inc.
6.250%, 7/1/25§	391,000	376,232
4.625%, 10/15/29§	177,000	135,847
Carnival Corp.
6.000%, 5/1/29§	213,000	143,775
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	307,000	267,636
CEC Entertainment LLC
6.750%, 5/1/26§	160,000	143,400
Churchill Downs, Inc.
5.500%, 4/1/27§	211,000	196,762
Dave & Buster’s, Inc.
7.625%, 11/1/25§	359,000	353,166
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	291,048
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	333,000	310,523
3.625%, 2/15/32§	234,000	177,840
IRB Holding Corp.
7.000%, 6/15/25§	218,000	216,363
Life Time, Inc.
5.750%, 1/15/26§	256,000	233,349
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	253,000	173,305
Marriott International, Inc.
5.000%, 10/15/27	460,000	446,033
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	371,000	272,885
11.625%, 8/15/27§	100,000	90,875
Scientific Games Holdings LP
6.625%, 3/1/30§	232,000	185,971
Station Casinos LLC
4.500%, 2/15/28§	423,000	347,097
4.625%, 12/1/31§	241,000	183,384
Vail Resorts, Inc.
6.250%, 5/15/25§	103,000	101,584
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	302,000	264,911
Yum! Brands, Inc.
5.375%, 4/1/32	379,000	336,036

		5,536,888

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	518,000	473,607
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	256,444
Newell Brands, Inc.
6.625%, 9/15/29	242,000	236,611
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	16,000	15,760

		982,422

Internet & Direct Marketing Retail (0.2%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	768,300
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	486,000	310,894
Prosus NV
4.987%, 1/19/52§	275,000	178,750

		1,257,944

Leisure Products (0.2%)
Brunswick Corp.
0.850%, 8/18/24	780,000	717,670
4.400%, 9/15/32	330,000	266,943
Mattel, Inc.
3.750%, 4/1/29§	143,000	119,997

		1,104,610

Specialty Retail (1.1%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	102,000	79,560
5.000%, 2/15/32§	231,000	177,870
AutoNation, Inc.
3.500%, 11/15/24	170,000	163,706
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	224,271
eG Global Finance plc
8.500%, 10/30/25§	220,000	192,399
Home Depot, Inc. (The)
4.500%, 9/15/32	350,000	335,340
LBM Acquisition LLC
6.250%, 1/15/29§	324,000	219,510
LCM Investments Holdings II LLC
4.875%, 5/1/29§	290,000	223,662
Lowe’s Cos., Inc.
5.625%, 4/15/53	4,346,000	4,064,350
Sonic Automotive, Inc.
4.875%, 11/15/31§	202,000	153,015
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	621,000	512,325
SRS Distribution, Inc.
4.625%, 7/1/28§	202,000	172,991
6.000%, 12/1/29§	267,000	212,938
White Cap Buyer LLC
6.875%, 10/15/28§	292,000	240,900

		6,972,837

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	$182,000	$138,320
G-III Apparel Group Ltd.
7.875%, 8/15/25§	322,000	291,410
Tapestry, Inc.
3.050%, 3/15/32	155,000	115,845

		545,575

Total Consumer Discretionary		22,841,507

Consumer Staples (1.3%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	471,376
Primo Water Holdings, Inc.
4.375%, 4/30/29§	203,000	167,587

		638,963

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
6.875%, 5/1/25§	201,000	198,990
5.500%, 10/15/27§	100,000	90,883
United Natural Foods, Inc.
6.750%, 10/15/28§	132,000	120,906
US Foods, Inc.
6.250%, 4/15/25§	265,000	260,363
4.625%, 6/1/30§	257,000	213,952
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	770,000	737,848

		1,622,942

Food Products (0.6%)
B&G Foods, Inc.
5.250%, 4/1/25	188,000	163,090
JBS USA LUX SA
5.750%, 4/1/33§	695,000	628,651
6.500%, 12/1/52§	665,000	589,702
Kraft Heinz Foods Co.
6.875%, 1/26/39	158,000	163,609
4.375%, 6/1/46	220,000	172,038
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	226,533
Nestle Holdings, Inc.
4.700%, 1/15/53§	670,000	629,122
Post Holdings, Inc.
5.750%, 3/1/27§	102,000	97,155
4.625%, 4/15/30§	117,000	95,794
4.500%, 9/15/31§	396,000	318,780
Sigma Holdco BV
7.875%, 5/15/26§	419,000	272,350
Simmons Foods, Inc.
4.625%, 3/1/29§	336,000	274,680
Viterra Finance BV
2.000%, 4/21/26§	225,000	189,953

		3,821,457

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	60,367
Energizer Holdings, Inc.
4.750%, 6/15/28§	282,000	222,780
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	67,000	52,344
Spectrum Brands, Inc.
5.750%, 7/15/25	80,000	75,400
5.500%, 7/15/30§	50,000	39,375
3.875%, 3/15/31§	244,000	166,064

		616,330

Personal Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	334,000	299,818
Prestige Brands, Inc.
3.750%, 4/1/31§	200,000	154,810

		454,628

Tobacco (0.2%)
BAT Capital Corp.
4.700%, 4/2/27	225,000	209,696
4.742%, 3/16/32	135,000	112,839
Imperial Brands Finance plc
6.125%, 7/27/27§	395,000	390,404
Reynolds American, Inc.
4.850%, 9/15/23	310,000	309,060

		1,021,999

Total Consumer Staples		8,176,319

Energy (2.6%)
Energy Equipment & Services (0.0%)†
Precision Drilling Corp.
7.125%, 1/15/26§	170,000	159,163

Oil, Gas & Consumable Fuels (2.6%)
Aethon United BR LP
8.250%, 2/15/26§	214,000	206,189
Antero Resources Corp.
7.625%, 2/1/29§	63,000	63,000
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	306,000	294,387
Blue Racer Midstream LLC
7.625%, 12/15/25§	224,000	215,320
6.625%, 7/15/26§	220,000	205,700
Boardwalk Pipelines LP
3.600%, 9/1/32	265,000	210,287
Chevron Corp.
1.141%, 5/11/23	325,000	319,227
Colgate Energy Partners III LLC
5.875%, 7/1/29§	98,000	87,436
Crescent Energy Finance LLC
7.250%, 5/1/26§	268,000	242,205
Crestwood Midstream Partners LP
5.625%, 5/1/27§	120,000	108,354
6.000%, 2/1/29§	439,000	392,905
CrownRock LP
5.625%, 10/15/25§	465,000	446,670
Delek Logistics Partners LP
6.750%, 5/15/25	325,000	312,000
7.125%, 6/1/28§	200,000	175,668
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	214,000	196,903

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Energean Israel Finance Ltd.
5.875%, 3/30/31(m)	$3,740,000	$3,085,500
Energy Transfer LP
3.600%, 2/1/23	245,000	243,574
7.500%, 7/1/38	170,000	171,300
Genesis Energy LP
8.000%, 1/15/27	266,000	233,415
7.750%, 2/1/28	577,000	497,662
Gray Oak Pipeline LLC
2.000%, 9/15/23§	335,000	323,728
Holly Energy Partners LP
6.375%, 4/15/27§	130,000	123,825
5.000%, 2/1/28§	220,000	194,150
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	221,988
Kinetik Holdings LP
5.875%, 6/15/30§	292,000	267,372
MPLX LP
4.950%, 3/14/52	220,000	174,069
New Fortress Energy, Inc.
6.750%, 9/15/25§	3,580,000	3,379,771
NuStar Logistics LP
5.750%, 10/1/25	183,000	169,599
6.000%, 6/1/26	140,000	128,100
Occidental Petroleum Corp.
6.625%, 9/1/30	161,000	163,431
6.125%, 1/1/31	93,000	91,600
6.450%, 9/15/36	476,000	474,215
ONEOK, Inc.
7.150%, 1/15/51	120,000	115,525
Pioneer Natural Resources Co.
0.550%, 5/15/23	265,000	258,429
Plains All American Pipeline LP
2.850%, 1/31/23	335,000	333,055
Rockcliff Energy II LLC
5.500%, 10/15/29§	113,000	99,581
Southwestern Energy Co.
7.750%, 10/1/27	174,000	176,175
4.750%, 2/1/32	217,000	181,737
Summit Midstream Holdings LLC
8.500%, 10/15/26§	369,000	346,399
Sunoco LP
4.500%, 4/30/30	452,000	367,951
Targa Resources Corp.
6.250%, 7/1/52	330,000	300,698
Williams Cos., Inc. (The)
5.300%, 8/15/52	325,000	284,881

		15,883,981

Total Energy		16,043,144

Financials (15.4%)
Banks (7.6%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.470%, 12/13/29(k)§	400,000	318,736
ANZ New Zealand Int’l Ltd.
2.166%, 2/18/25§	455,000	424,980
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32(k)§	485,000	457,851
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	694,850
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51(k)	7,450,000	5,587,377
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	900,000	881,069
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.029%, 9/30/27(k)§	1,105,000	910,974
Bank of Montreal Series H
4.700%, 9/14/27	1,335,000	1,290,648
Bank of New Zealand
2.000%, 2/21/25§	250,000	232,479
2.285%, 1/27/27§	605,000	534,524
Bank of Nova Scotia (The)
3.450%, 4/11/25	955,000	913,767
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	225,710
4.753%, 7/13/27§	680,000	650,384
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	240,000	230,792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	1,090,000	1,023,551
BNP Paribas SA
(SOFR + 1.22%), 2.159%, 9/15/29(k)§	540,000	423,180
Canadian Imperial Bank of Commerce
3.945%, 8/4/25	1,360,000	1,312,268
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	660,510
(SOFR + 0.67%), 0.981%, 5/1/25(k)	115,000	106,603
(United States SOFR Compounded Index + 1.55%), 5.610%, 9/29/26(k)	1,315,000	1,308,240
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28(k)	260,000	248,218

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	$690,000	$634,010
Comerica Bank
2.500%, 7/23/24	250,000	239,457
Commonwealth Bank of Australia
2.552%, 3/14/27§	255,000	229,337
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.980%, 12/15/27(k)§	510,000	436,980
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	590,000	527,173
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	1,435,000	1,299,295
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.856%, 9/30/25(k)§	1,220,000	1,115,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	306,099
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	690,000	642,965
HSBC Bank Canada
0.950%, 5/14/23§	350,000	342,940
HSBC Holdings plc
(SOFR + 2.61%), 5.210%, 8/11/28(k)	955,000	894,157
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28(k)	470,000	440,785
Huntington National Bank (The)
(SOFR + 1.21%), 4.008%, 5/16/25(k)	265,000	261,344
JPMorgan Chase & Co.
(SOFR + 1.32%), 4.080%, 4/26/26(k)	395,000	379,405
(SOFR + 2.58%), 5.717%, 9/14/33(k)	480,000	453,347
(SOFR + 1.58%), 3.328%, 4/22/52(k)	3,079,000	2,029,506
KeyBank NA
4.150%, 8/8/25	365,000	353,628
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.716%, 8/11/26(k)	795,000	764,207
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.837%, 4/17/26(k)	405,000	387,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	665,000	648,590
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 5.669%, 9/13/33(k)	770,000	744,419
National Australia Bank Ltd.
1.388%, 1/12/25§	720,000	665,613
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,456,380
NatWest Markets plc
2.375%, 5/21/23§	350,000	342,789
Nordea Bank Abp
1.500%, 9/30/26§	1,105,000	942,346
5.375%, 9/22/27§	485,000	474,106
Norinchukin Bank (The)
4.867%, 9/14/27§	940,000	921,350
Royal Bank of Canada
4.240%, 8/3/27	470,000	449,849
Santander Holdings USA, Inc.
3.450%, 6/2/25	495,000	463,386
(SOFR + 2.33%), 5.807%, 9/9/26(k)	315,000	307,680
Societe Generale SA
2.625%, 1/22/25§	240,000	222,666
4.677%, 6/15/27§	400,000	382,894
Standard Chartered plc
3.950%, 1/11/23§	325,000	323,785
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 2.608%, 1/12/28(k)§	260,000	220,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32(k)§	375,000	273,768
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	795,000	634,323
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	300,246
2.550%, 3/10/25§	365,000	341,830

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Swedbank AB
3.356%, 4/4/25§	$685,000	$654,219
5.337%, 9/20/27§	800,000	775,909
Toronto-Dominion Bank (The)
4.108%, 6/8/27	260,000	245,456
4.693%, 9/15/27	1,335,000	1,291,599
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27(k)	145,000	125,823
(SOFR + 0.86%), 1.887%, 6/7/29(k)	130,000	106,704
(SOFR + 2.24%), 4.916%, 7/28/33(k)	660,000	598,975
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	300,142
US Bancorp
1.450%, 5/12/25	150,000	137,476
(SOFR + 2.11%), 4.967%, 7/22/33(k)	305,000	283,602
Wells Fargo & Co.
(SOFR + 1.56%), 4.540%, 8/15/26(k)	895,000	866,637
Westpac Banking Corp.
3.735%, 8/26/25	440,000	427,133
1.953%, 11/20/28	265,000	220,314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.68%), 5.405%, 8/10/33(k)	700,000	628,228

		46,952,999

Capital Markets (2.9%)
Ares Capital Corp.
4.250%, 3/1/25	695,000	656,887
2.875%, 6/15/28	475,000	373,897
Ares Finance Co. IV LLC
3.650%, 2/1/52§	460,000	282,512
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	368,783
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	266,601
Barings BDC, Inc.
3.300%, 11/23/26§	170,000	141,904
Blackstone Private Credit Fund
2.625%, 12/15/26	1,105,000	908,538
Blackstone Secured Lending Fund
2.850%, 9/30/28	480,000	365,535
Blue Owl Finance LLC
4.375%, 2/15/32§	755,000	585,266
Credit Suisse AG
5.000%, 7/9/27	1,350,000	1,254,933
Credit Suisse Group AG
(SOFR + 3.70%), 6.442%, 8/11/28(k)§	990,000	923,039
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	1,010,000	982,495
5.371%, 9/9/27	940,000	907,904
FS KKR Capital Corp.
3.125%, 10/12/28	545,000	421,103
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.948%, 10/21/27(k)	390,000	334,355
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,190,000	2,676,793
Hercules Capital, Inc.
3.375%, 1/20/27	610,000	511,098
KKR Group Finance Co. XII LLC
4.850%, 5/17/32§	165,000	151,739
Macquarie Group Ltd.
(SOFR + 2.87%), 5.491%, 11/9/33(k)§	950,000	865,251
Main Street Capital Corp.
3.000%, 7/14/26	615,000	516,948
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	455,000	404,466
Nomura Holdings, Inc.
2.329%, 1/22/27	1,100,000	945,669
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	140,000	132,472
Owl Rock Capital Corp.
3.750%, 7/22/25	260,000	238,069
OWL Rock Core Income Corp.
5.500%, 3/21/25	435,000	410,790
7.750%, 9/16/27§	240,000	236,524
Owl Rock Technology Finance Corp.
4.750%, 12/15/25§	870,000	778,574
State Street Corp.
(SOFR + 0.56%), 1.684%, 11/18/27(k)	275,000	240,389
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§	955,000	907,402

		17,789,936

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	148,989
Ally Financial, Inc.
4.750%, 6/9/27	975,000	902,417
American Express Co.
2.550%, 3/4/27	160,000	142,998
(SOFR + 1.76%), 4.420%, 8/3/33(k)	665,000	602,680
American Honda Finance Corp.
2.250%, 1/12/29	460,000	383,767
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	367,872
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	360,000	314,280
7.000%, 1/15/26§	254,000	222,250

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24(k)	$575,000	$546,431
(SOFR + 2.06%), 4.927%, 5/10/28(k)	285,000	270,636
(SOFR + 1.34%), 2.359%, 7/29/32(k)	245,000	175,790
(SOFR + 1.27%), 2.618%, 11/2/32(k)	140,000	104,354
Caterpillar Financial Services Corp.
3.600%, 8/12/27	1,140,000	1,081,902
Curo Group Holdings Corp.
7.500%, 8/1/28§	384,000	188,045
Enova International, Inc.
8.500%, 9/1/24§	366,000	348,158
Ford Motor Credit Co. LLC
4.000%, 11/13/30	410,000	319,800
General Motors Financial Co., Inc.
5.000%, 4/9/27	315,000	298,086
Hyundai Capital Services, Inc.
3.750%, 3/5/23§	325,000	323,131
2.125%, 4/24/25§	270,000	247,002
John Deere Capital Corp.
4.150%, 9/15/27	710,000	691,780
PACCAR Financial Corp.
4.950%, 10/3/25	605,000	607,686
Synchrony Financial
4.875%, 6/13/25	880,000	849,994
Toyota Motor Credit Corp.
4.550%, 9/20/27	1,260,000	1,231,803
4.450%, 6/29/29	190,000	182,569

		10,552,420

Diversified Financial Services (0.7%)
AIG Global Funding
0.650%, 6/17/24§	460,000	427,228
Antares Holdings LP
3.750%, 7/15/27§	625,000	504,785
Armor Holdco, Inc.
8.500%, 11/15/29§	176,000	140,156
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	104,149
Jackson Financial, Inc.
4.000%, 11/23/51	230,000	147,560
LSEGA Financing plc
0.650%, 4/6/24§	865,000	811,000
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	70,000	52,287
ORIX Corp.
3.250%, 12/4/24	230,000	221,074
5.200%, 9/13/32	470,000	452,609
Shift4 Payments LLC
4.625%, 11/1/26§	413,000	375,056
Synchrony Bank
5.400%, 8/22/25	465,000	452,862
Verscend Escrow Corp.
9.750%, 8/15/26§	501,000	480,960

		4,169,726

Insurance (2.2%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	497,000	429,408
AmWINS Group, Inc.
4.875%, 6/30/29§	192,000	160,320
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	326,768
Assurant, Inc.
4.200%, 9/27/23	128,000	127,070
Brighthouse Financial Global Funding
0.600%, 6/28/23§	560,000	542,413
1.200%, 12/15/23§	335,000	319,618
1.750%, 1/13/25§	85,000	77,281
CNO Global Funding
2.650%, 1/6/29§	775,000	644,103
Everest Reinsurance Holdings, Inc.
3.125%, 10/15/52	785,000	495,136
F&G Global Funding
5.150%, 7/7/25§	915,000	895,795
2.000%, 9/20/28§	520,000	419,125
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32§	335,000	310,203
GA Global Funding Trust
1.250%, 12/8/23§	255,000	242,897
2.250%, 1/6/27§	775,000	673,267
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	140,680
Hill City Funding Trust
4.046%, 8/15/41§	490,000	331,447
HUB International Ltd.
7.000%, 5/1/26§	712,000	673,730
Jackson National Life Global Funding
1.750%, 1/12/25§	750,000	690,407
Manulife Financial Corp.
3.703%, 3/16/32	135,000	115,379
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	237,586
MassMutual Global Funding II
4.150%, 8/26/25§	220,000	214,242
Met Tower Global Funding
0.700%, 4/5/24§	860,000	808,241
Metropolitan Life Global Funding I
0.700%, 9/27/24§	710,000	652,552
Pacific LifeCorp
5.400%, 9/15/52§	470,000	436,620
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	516,389
Protective Life Global Funding
0.502%, 4/12/23§	860,000	842,631
0.781%, 7/5/24§	630,000	582,956
4.714%, 7/6/27§	940,000	914,835
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	150,000	147,840
1.512%, 9/28/26§	305,000	262,059

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
RGA Global Funding
2.700%, 1/18/29§	$590,000	$497,265
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	251,772

		13,980,035

Thrifts & Mortgage Finance (0.3%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	426,000	347,190
6.625%, 1/15/27§	188,000	133,480
Nationwide Building Society
4.850%, 7/27/27§	1,290,000	1,224,752
PHH Mortgage Corp.
7.875%, 3/15/26§	160,000	140,800
Rocket Mortgage LLC
2.875%, 10/15/26§	164,000	135,333

		1,981,555

Total Financials		95,426,671

Health Care (1.2%)
Biotechnology (0.1%)
Amgen, Inc.
4.200%, 3/1/33	250,000	226,846
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	153,000

		379,846

Health Care Equipment & Supplies (0.2%)
DH Europe Finance II Sarl
2.200%, 11/15/24	240,000	226,837
Garden Spinco Corp.
8.625%, 7/20/30§	189,000	195,142
Medline Borrower LP
3.875%, 4/1/29§	250,000	200,000
5.250%, 10/1/29§	328,000	247,214
Varex Imaging Corp.
7.875%, 10/15/27§	324,000	319,140

		1,188,333

Health Care Providers & Services (0.6%)
AdaptHealth LLC
6.125%, 8/1/28§	199,000	179,100
5.125%, 3/1/30§	215,000	176,805
Aetna, Inc.
2.800%, 6/15/23	325,000	321,710
AmerisourceBergen Corp.
0.737%, 3/15/23	191,000	188,022
CVS Health Corp.
4.300%, 3/25/28	38,000	35,958
HCA, Inc.
7.690%, 6/15/25	180,000	186,286
HealthEquity, Inc.
4.500%, 10/1/29§	522,000	445,005
Humana, Inc.
0.650%, 8/3/23	1,100,000	1,062,316
McKesson Corp.
1.300%, 8/15/26	245,000	211,951
Tenet Healthcare Corp.
4.875%, 1/1/26§	375,000	346,834
6.125%, 6/15/30§	190,000	174,505
US Acute Care Solutions LLC
6.375%, 3/1/26§	309,000	258,787

		3,587,279

Health Care Technology (0.0%)†
IQVIA, Inc.
5.000%, 10/15/26§	200,000	190,073

Pharmaceuticals (0.3%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	327,000	191,295
Bausch Health Cos., Inc.
5.500%, 11/1/25§	428,000	339,190
6.250%, 2/15/29§	186,000	71,610
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	163,653
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	419,000	373,957
3.500%, 4/1/30§	255,000	199,930
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	164,000
Johnson & Johnson
3.400%, 1/15/38	405,000	336,698
Organon & Co.
5.125%, 4/30/31§	200,000	164,000
P&L Development LLC
7.750%, 11/15/25§	237,000	177,454

		2,181,787

Total Health Care		7,527,318

Industrials (2.3%)
Aerospace & Defense (0.3%)
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23	1,525,000	1,467,498
Rolls-Royce plc
5.750%, 10/15/27§	200,000	173,750

		1,641,248

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	44,000	42,528
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	156,000	129,090
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	232,000	171,824
Fortune Brands Home & Security, Inc.
4.500%, 3/25/52	580,000	401,733
JELD-WEN, Inc.
6.250%, 5/15/25§	177,000	165,495
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	202,000	165,135
Standard Industries, Inc.
4.375%, 7/15/30§	238,000	182,070
Summit Materials LLC
5.250%, 1/15/29§	271,000	237,634

		1,495,509

Commercial Services & Supplies (0.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	90,000	67,547
ADT Security Corp. (The)
4.125%, 6/15/23	116,000	114,260
4.875%, 7/15/32§	350,000	281,641
Allied Universal Holdco LLC
6.625%, 7/15/26§	527,000	469,689
9.750%, 7/15/27§	409,000	344,582
6.000%, 6/1/29§	48,000	30,960

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Aramark Services, Inc.
5.000%, 4/1/25§	$152,000	$144,780
6.375%, 5/1/25§	264,000	258,720
Cimpress plc
7.000%, 6/15/26§	150,000	102,750
Garda World Security Corp.
9.500%, 11/1/27§	615,000	531,975
6.000%, 6/1/29§	350,000	255,500
GFL Environmental, Inc.
5.125%, 12/15/26§	190,000	176,462
4.750%, 6/15/29§	206,000	174,070
KAR Auction Services, Inc.
5.125%, 6/1/25§	190,000	182,875
Madison IAQ LLC
5.875%, 6/30/29§	125,000	86,563
Matthews International Corp.
5.250%, 12/1/25§	487,000	438,300
Nielsen Finance LLC
5.875%, 10/1/30§	262,000	260,363
4.750%, 7/15/31§	212,000	207,571

		4,128,608

Construction & Engineering (0.1%)
Dycom Industries, Inc.
4.500%, 4/15/29§	338,000	285,711
Pike Corp.
5.500%, 9/1/28§	362,000	293,220
Weekley Homes LLC
4.875%, 9/15/28§	171,000	138,083

		717,014

Machinery (0.3%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	248,000	205,765
CNH Industrial Capital LLC
3.950%, 5/23/25	795,000	764,855
Komatsu Finance America, Inc.
5.499%, 10/6/27§	770,000	770,565

		1,741,185

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	270,000	219,896
Equifax, Inc.
5.100%, 12/15/27	425,000	411,169
Science Applications International Corp.
4.875%, 4/1/28§	226,000	201,183

		832,248

Road & Rail (0.4%)
Canadian National Railway Co.
4.400%, 8/5/52	340,000	293,756
NESCO Holdings II, Inc.
5.500%, 4/15/29§	314,000	260,940
Ryder System, Inc.
3.350%, 9/1/25	160,000	151,263
Triton Container International Ltd.
0.800%, 8/1/23§	790,000	758,153
Watco Cos. LLC
6.500%, 6/15/27§	721,000	659,715
XPO Logistics, Inc.
6.250%, 5/1/25§	114,000	113,892

		2,237,719

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	300,000	253,907
Aircastle Ltd.
2.850%, 1/26/28§	450,000	343,119
Aviation Capital Group LLC
3.875%, 5/1/23§	325,000	319,564
GATX Corp.
4.900%, 3/15/33	210,000	188,423
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	59,925
7.250%, 6/15/28§	215,000	211,747

		1,376,685

Total Industrials		14,170,216

Information Technology (2.6%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	232,000	206,120
CommScope, Inc.
6.000%, 3/1/26§	414,000	380,280
8.250%, 3/1/27§	247,000	204,084
4.750%, 9/1/29§	376,000	306,688

		1,097,172

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc.
5.500%, 6/1/32	415,000	377,485
CDW LLC
3.276%, 12/1/28	725,000	595,580
Coherent Corp.
5.000%, 12/15/29§	156,000	128,836
Flex Ltd.
4.875%, 6/15/29	50,000	45,172
Jabil, Inc.
4.250%, 5/15/27	180,000	167,400
Likewize Corp.
9.750%, 10/15/25§	214,000	196,880
Sensata Technologies, Inc.
3.750%, 2/15/31§	198,000	155,731

		1,667,084

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	160,000	134,400
Black Knight InfoServ LLC
3.625%, 9/1/28§	147,000	124,738
DXC Technology Co.
2.375%, 9/15/28	790,000	646,834
Fidelity National Information Services, Inc.
5.625%, 7/15/52	340,000	304,685
Global Payments, Inc.
1.500%, 11/15/24	450,000	413,906
5.950%, 8/15/52	340,000	297,797
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	162,000
Northwest Fiber LLC
6.000%, 2/15/28§	121,000	94,078
Presidio Holdings, Inc.
8.250%, 2/1/28§	74,000	63,825

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Unisys Corp.
6.875%, 11/1/27§	$355,000	$276,900
Western Union Co. (The)
1.350%, 3/15/26	175,000	150,742

		2,669,905

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
4.000%, 4/15/29§	375,000	330,645
Intel Corp.
4.900%, 8/5/52	340,000	300,667
Marvell Technology, Inc.
4.200%, 6/22/23	165,000	164,021
Microchip Technology, Inc.
2.670%, 9/1/23	115,000	112,412
Qorvo, Inc.
1.750%, 12/15/24§	165,000	151,188
QUALCOMM, Inc.
4.500%, 5/20/52	695,000	598,435

		1,657,368

Software (1.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	323,000	306,753
AthenaHealth Group, Inc.
6.500%, 2/15/30§	438,000	345,451
Boxer Parent Co., Inc.
7.125%, 10/2/25§	260,000	254,134
Camelot Finance SA
4.500%, 11/1/26§	434,000	395,396
Central Parent, Inc.
7.250%, 6/15/29§	188,000	178,421
Change Healthcare Holdings LLC
5.750%, 3/1/25§	793,000	788,583
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	529,000	414,207
Condor Merger Sub, Inc.
7.375%, 2/15/30§	333,000	269,314
GoTo Group, Inc.
5.500%, 9/1/27§	286,000	175,890
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	251,335
Infor, Inc.
1.450%, 7/15/23§	80,000	77,312
NCR Corp.
5.000%, 10/1/28§	297,000	232,403
5.125%, 4/15/29§	431,000	321,849
NortonLifeLock, Inc.
5.000%, 4/15/25§	52,000	49,270
7.125%, 9/30/30§	232,000	223,300
Open Text Holdings, Inc.
4.125%, 12/1/31§	283,000	214,372
Oracle Corp.
3.850%, 7/15/36	170,000	127,849
Picard Midco, Inc.
6.500%, 3/31/29§	169,000	143,598
Rocket Software, Inc.
6.500%, 2/15/29§	412,000	304,880
SS&C Technologies, Inc.
5.500%, 9/30/27§	765,000	701,964
VMware, Inc.
0.600%, 8/15/23	1,500,000	1,443,714
ZoomInfo Technologies LLC
3.875%, 2/1/29§	365,000	297,585

		7,517,580

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
3.950%, 8/8/52	675,000	568,086
HP, Inc.
4.750%, 1/15/28	740,000	694,161
Western Digital Corp.
3.100%, 2/1/32	65,000	44,234

		1,306,481

Total Information Technology		15,915,590

Materials (1.3%)
Chemicals (0.5%)
Avient Corp.
5.750%, 5/15/25§	130,000	125,125
7.125%, 8/1/30§	243,000	224,167
Cabot Corp.
5.000%, 6/30/32	360,000	323,074
Celanese US Holdings LLC
6.379%, 7/15/32	105,000	96,938
Diamond BC BV
4.625%, 10/1/29§	79,000	55,728
HB Fuller Co.
4.250%, 10/15/28	130,000	109,382
Illuminate Buyer LLC
9.000%, 7/1/28§	707,000	592,996
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	166,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	187,880
Minerals Technologies, Inc.
5.000%, 7/1/28§	313,000	273,124
NOVA Chemicals Corp.
4.875%, 6/1/24§	128,000	120,000
Nufarm Australia Ltd.
5.000%, 1/27/30§	228,000	189,810
Olin Corp.
5.625%, 8/1/29	190,000	168,625
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	309,037
6.250%, 10/1/29§	200,000	137,000
WR Grace Holdings LLC
5.625%, 8/15/29§	454,000	338,798

		3,417,684

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	268,862
ARD Finance SA
6.500%, 6/30/27 PIK§	200,000	136,940
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	154,350
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	332,360
5.250%, 8/15/27§	200,000	127,174
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	279,000	230,577
Crown Americas LLC
5.250%, 4/1/30§	372,000	334,800
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	321,000	254,887

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LABL, Inc.
6.750%, 7/15/26§	$258,000	$233,490
10.500%, 7/15/27§	447,000	382,185
5.875%, 11/1/28§	164,000	132,684
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	464,000	439,060
7.250%, 4/15/25§	824,000	723,060
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	236,000	212,695
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	404,595

		4,367,719

Metals & Mining (0.1%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	268,000	195,479
Nucor Corp.
3.950%, 5/23/25	330,000	319,920

		515,399

Total Materials		8,300,802

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Crown Castle, Inc. (REIT)
2.900%, 3/15/27	395,000	350,821
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	705,000	698,461
Extra Space Storage LP (REIT)
3.900%, 4/1/29	185,000	165,356
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	755,000	722,724
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	304,000	261,440
Office Properties Income Trust (REIT)
2.400%, 2/1/27	465,000	341,455
3.450%, 10/15/31	450,000	273,040
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	243,000	210,195
4.875%, 5/15/29§	345,000	280,744
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	50,419
VICI Properties LP (REIT)
4.625%, 6/15/25§	248,000	233,204
XHR LP (REIT)
6.375%, 8/15/25§	251,000	240,489
4.875%, 6/1/29§	111,000	91,328

		3,919,676

Real Estate Management & Development (0.9%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30(m)	6,510,000	1,887,900
3.875%, 10/22/30(m)	3,260,000	929,100
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	153,000	141,681
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	476,000	447,916
Howard Hughes Corp. (The)
4.375%, 2/1/31§	181,000	129,616
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, 11/9/27(m)	2,615,000	2,106,382

		5,642,595

Total Real Estate		9,562,271

Utilities (1.7%)
Electric Utilities (1.2%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	92,970
Alabama Power Co.
3.940%, 9/1/32	470,000	424,829
American Electric Power Co., Inc.
2.031%, 3/15/24	430,000	411,496
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	310,075
Appalachian Power Co.
Series BB 4.500%, 8/1/32	210,000	188,705
Duke Energy Corp.
3.150%, 8/15/27	170,000	153,903
5.000%, 8/15/52	340,000	289,025
Edison International
4.700%, 8/15/25	950,000	923,681
Entergy Corp.
0.900%, 9/15/25	145,000	127,645
Entergy Louisiana LLC
4.750%, 9/15/52	390,000	343,220
Eversource Energy
4.600%, 7/1/27	290,000	280,172
Interstate Power & Light Co.
3.100%, 11/30/51	355,000	239,293
ITC Holdings Corp.
4.950%, 9/22/27§	300,000	293,551
New England Power Co.
2.807%, 10/6/50§	130,000	80,673
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	770,000	759,736
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.800%, 3/15/82(k)	315,000	252,765
Oncor Electric Delivery Co. LLC
4.550%, 9/15/32§	195,000	188,280
Pacific Gas and Electric Co.
(United States SOFR Compounded Index + 1.15%), 4.149%, 11/14/22(k)	95,000	94,644
4.950%, 6/8/25	470,000	454,949
Public Service Electric & Gas Co.
2.700%, 5/1/50	40,000	25,140

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Southern California Edison Co.
(SOFR + 0.47%), 3.456%, 12/2/22(k)		$335,000	$334,453
Series E 5.450%, 6/1/52		340,000	302,209
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	50,694
Vistra Operations Co. LLC
5.125%, 5/13/25§		940,000	911,856

			7,533,964

Gas Utilities (0.1%)
Atmos Energy Corp.
5.750%, 10/15/52		655,000	646,302
Southwest Gas Corp.
3.180%, 8/15/51		405,000	249,832

			896,134

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
3.300%, 7/15/25§		110,000	101,399

Multi-Utilities (0.3%)
Ameren Corp.
1.750%, 3/15/28		90,000	73,931
DTE Energy Co.
4.220%, 11/1/24(e)		830,000	814,734
Puget Energy, Inc.
4.224%, 3/15/32		245,000	211,210
Sempra Energy
3.700%, 4/1/29		255,000	230,068
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)		505,000	398,950

			1,728,893

Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		345,000	331,200

Total Utilities			10,591,590

Total Corporate Bonds			224,234,047

Foreign Government Securities (15.4%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	104,690,000	21,717,085
Czech Republic
Series 125 1.500%, 4/24/40	CZK	385,000,000	8,623,617
Mex Bonos Desarr Fix Rt
Series M
8.000%, 11/7/47	MXN	159,100,000	6,668,008
8.000%, 7/31/53		179,700,000	7,482,853
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	67,020,000	11,207,635
10.000%, 1/1/33		41,900,000	6,884,456
Republic of Poland
Series 0432 1.750%, 4/25/32	PLN	87,520,000	11,201,621
Republic of South Africa
Series 2048 8.750%, 2/28/48	ZAR	206,400,000	8,613,156
Titulos de Tesoreria
Series B
7.000%, 3/26/31	COP	68,990,000,000	10,578,954
7.250%, 10/26/50		24,020,000,000	2,997,612

Total Foreign Government Securities			95,974,997

Mortgage-Backed Securities (12.7%)
FHLMC UMBS
4.000%, 6/1/38		$8,490	8,148
4.000%, 8/1/48		119,460	112,264
4.000%, 11/1/48		6,924	6,499
4.000%, 2/1/49		54,176	50,828
4.000%, 7/1/49		257,888	241,629
4.000%, 12/1/49		7,078	6,628
2.500%, 5/1/50		371,391	314,620
2.500%, 6/1/50		400,146	338,979
2.000%, 11/1/50		281,335	229,470
2.500%, 3/1/52		3,937,662	3,314,212
2.500%, 4/1/52		6,171,975	5,191,872
3.000%, 4/1/52		2,917,016	2,541,519
4.000%, 7/1/52		15,747,421	14,620,463
FNMA UMBS
4.000%, 10/1/48		295,039	276,990
3.500%, 8/1/49		2,302,319	2,097,458
3.000%, 7/1/50		1,796,071	1,574,972
3.000%, 8/1/50		865,827	758,701
2.500%, 9/1/50		211,570	179,097
3.500%, 1/1/51		2,950,273	2,685,913
2.000%, 2/1/52		20,976,524	17,004,610
3.000%, 3/1/52		2,955,099	2,576,547
3.000%, 4/1/52		2,827,757	2,463,750
2.500%, 5/1/52		2,997,487	2,520,552
3.000%, 5/1/52		2,684,278	2,338,741
4.000%, 6/1/52		15,796,855	14,667,593
3.000%, 7/1/52		2,920,924	2,544,011
GNMA
3.500%, 12/20/49		604,677	555,582

Total Mortgage-Backed Securities			79,221,648

U.S. Treasury Obligations (23.5%)
U.S. Treasury Bonds
6.000%, 2/15/26		990,000	1,041,975
5.250%, 11/15/28		1,050,000	1,115,871
1.750%, 8/15/41		16,470,000	11,263,937
2.000%, 11/15/41		5,505,000	3,940,376
3.250%, 5/15/42		1,800,000	1,597,781
2.000%, 2/15/50		1,975,000	1,357,195
1.625%, 11/15/50		710,000	440,644
1.875%, 2/15/51		1,270,000	840,581
2.375%, 5/15/51		7,640,000	5,715,675
2.000%, 8/15/51		27,600,000	18,849,939
2.250%, 2/15/52		37,615,000	27,323,773
2.875%, 5/15/52		46,740,000	39,210,481
3.000%, 8/15/52		580,000	500,884
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 3.332%, 10/31/23(k)		10,200,000	10,207,861
(US Treasury 3 Month Bill Money Market Yield - 0.08%), 3.222%, 4/30/24(k)		21,790,000	21,755,458

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 5/15/32	$1,100,000	$1,016,813

Total U.S. Treasury Obligations		146,179,244

Total Long-Term Debt Securities (97.1%) (Cost $691,446,140)		603,965,383

Total Investments in Securities (97.1%) (Cost $691,446,140)		603,965,383
Other Assets Less Liabilities (2.9%)		18,078,547

Net Assets (100%)		$622,043,930

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $141,922,487 or 22.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $8,008,882 or 1.3% of net assets.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	0.5%
Bermuda	0.1
Brazil	2.9
Canada	2.0
China	0.8
Colombia	2.2
Czech Republic	1.4
Denmark	0.2
Finland	0.2
France	0.4
Germany	0.7
Ireland	0.4
Israel	0.5
Italy	0.1
Japan	1.0
Luxembourg	0.1
Mexico	2.3
Netherlands	0.3
New Zealand	0.3
Norway	0.2
Peru	3.5
Poland	1.8
South Africa	1.4
South Korea	0.1
Spain	0.0	#
Sweden	0.2
Switzerland	0.5
United Arab Emirates	0.0	#
United Kingdom	1.3
United States	71.7
Cash and Other	2.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	100	12/2022	USD	10,750,781	(379,876)
U.S. Treasury 10 Year Note	94	12/2022	USD	10,533,875	(509,402)
U.S. Treasury Ultra Bond	289	12/2022	USD	39,593,000	(3,196,859)

					(4,086,137)

Short Contracts
Euro-Bund	(40)	12/2022	EUR	(5,429,085)	247,133
Euro-Buxl	(38)	12/2022	EUR	(5,461,152)	506,035
Japan 10 Year Bond	(21)	12/2022	JPY	(21,517,999)	23,810

					776,978

					(3,309,159)

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,991,724	NZD	31,740,000	HSBC Bank plc	10/5/2022	1,228,324
BRL	105,930,000	USD	19,206,047	HSBC Bank plc**	10/19/2022	356,097
USD	19,270,207	BRL	101,840,000	HSBC Bank plc**	10/19/2022	463,366
USD	16,079,427	PLN	77,900,000	JPMorgan Chase Bank	10/20/2022	404,613
USD	16,232,787	CAD	20,980,000	JPMorgan Chase Bank	10/25/2022	1,045,638
USD	20,748,912	CAD	28,460,000	Morgan Stanley	10/25/2022	147,089
USD	15,299,287	COP	67,640,000,000	JPMorgan Chase Bank**	10/27/2022	694,864
USD	6,558,083	EUR	6,600,000	HSBC Bank plc	11/2/2022	76,419
SEK	165,200,000	USD	14,902,484	Morgan Stanley	11/4/2022	4,803
USD	23,953,055	PEN	94,850,000	HSBC Bank plc**	11/7/2022	254,543
USD	10,494,505	ZAR	172,400,000	HSBC Bank plc	11/17/2022	1,007,786
USD	9,945,188	CZK	245,000,000	Morgan Stanley	11/21/2022	231,426
USD	35,255,149	AUD	51,970,000	JPMorgan Chase Bank	12/7/2022	1,979,260
USD	43,327,138	CHF	41,260,000	JPMorgan Chase Bank	12/13/2022	1,207,923

Total unrealized appreciation						9,102,151

NZD	15,370,000	USD	9,601,332	HSBC Bank plc	10/5/2022	(999,458)
NZD	1,000,000	USD	633,188	JPMorgan Chase Bank	10/5/2022	(73,535)
NZD	15,370,000	USD	9,872,920	Morgan Stanley	10/5/2022	(1,271,046)
BRL	35,830,000	USD	6,963,878	HSBC Bank plc**	10/19/2022	(347,134)
USD	16,843,368	BRL	92,710,000	HSBC Bank plc**	10/19/2022	(277,432)
PLN	77,900,000	USD	16,389,649	JPMorgan Chase Bank	10/20/2022	(714,835)
MXN	195,900,000	USD	9,762,880	Morgan Stanley	10/31/2022	(85,576)
USD	15,338,672	MXN	312,800,000	Citibank NA	10/31/2022	(113,399)
USD	5,302,070	EUR	5,520,000	Citibank NA	11/2/2022	(118,958)
PEN	37,300,000	USD	9,503,669	HSBC Bank plc**	11/7/2022	(184,170)
CZK	245,000,000	USD	9,885,809	Citibank NA	11/21/2022	(172,047)
CLP	11,880,000,000	USD	12,979,521	HSBC Bank plc**	12/6/2022	(848,485)
USD	5,700,158	CLP	5,680,000,000	HSBC Bank plc**	12/6/2022	(99,866)
AUD	9,690,000	USD	6,311,000	HSBC Bank plc	12/7/2022	(106,587)
AUD	23,900,000	USD	16,383,928	Morgan Stanley	12/7/2022	(1,080,989)
CHF	15,810,000	USD	16,513,474	JPMorgan Chase Bank	12/13/2022	(374,240)
JPY	2,735,000,000	USD	19,268,366	HSBC Bank plc	12/22/2022	(194,027)

Total unrealized depreciation						(7,061,784)

Net unrealized appreciation						2,040,367

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding—sell protection as of September 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Europe Crossover.37-V1	5.00	Quarterly	6/20/2027	6.02	EUR 16,050,000	(124,858)	(429,390)	(554,248)

Total Centrally Cleared Credit default swap contracts outstanding						(124,858)	(429,390)	(554,248)

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$33,933,126	$—	$33,933,126
Collateralized Mortgage Obligation	—	1,861,888	—	1,861,888
Commercial Mortgage-Backed Securities	—	20,761,145	—	20,761,145
Convertible Bonds
Information Technology	—	1,799,288	—	1,799,288
Corporate Bonds
Communication Services	—	15,678,619	—	15,678,619
Consumer Discretionary	—	22,841,507	—	22,841,507
Consumer Staples	—	8,176,319	—	8,176,319
Energy	—	16,043,144	—	16,043,144
Financials	—	95,426,671	—	95,426,671
Health Care	—	7,527,318	—	7,527,318
Industrials	—	14,170,216	—	14,170,216
Information Technology	—	15,915,590	—	15,915,590
Materials	—	8,300,802	—	8,300,802
Real Estate	—	9,562,271	—	9,562,271
Utilities	—	10,591,590	—	10,591,590
Foreign Government Securities	—	95,974,997	—	95,974,997
Forward Currency Contracts	—	9,102,151	—	9,102,151
Futures	776,978	—	—	776,978
Mortgage-Backed Securities	—	79,221,648	—	79,221,648
U.S. Treasury Obligations	—	146,179,244	—	146,179,244

Total Assets	$776,978	$613,067,534	$—	$613,844,512

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(429,390)	$—	$(429,390)
Forward Currency Contracts	—	(7,061,784)	—	(7,061,784)
Futures	(4,086,137)	—	—	(4,086,137)

Total Liabilities	$(4,086,137)	$(7,491,174)	$—	$(11,577,311)

Total	$(3,309,159)	$605,576,360	$—	$602,267,201

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,606,498
Aggregate gross unrealized depreciation	(98,926,485)

Net unrealized depreciation	$(88,319,987)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$690,462,330

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (33.9%)
EQ/American Century Mid Cap Value Portfolio‡	34,432	$747,346
EQ/Emerging Markets Equity PLUS Portfolio‡	103,247	815,176
EQ/Equity 500 Index Portfolio‡	75,115	4,096,401
EQ/International Equity Index Portfolio‡	190,167	1,508,479
EQ/Janus Enterprise Portfolio‡	67,109	1,266,012
EQ/MFS International Growth Portfolio‡	135,749	837,165
EQ/Small Company Index Portfolio‡	53,450	520,077
EQ/Value Equity Portfolio‡	35,422	617,599
Multimanager Aggressive Equity Portfolio*‡	9,656	556,852

Total Equity		10,965,107

Fixed Income (66.3%)
1290 Diversified Bond Fund‡	383,385	3,339,280
1290 VT High Yield Bond Portfolio‡	365,594	3,069,143
EQ/Core Bond Index Portfolio‡	330,991	2,997,219
EQ/Core Plus Bond Portfolio‡	1,277,464	4,384,957
EQ/Long-Term Bond Portfolio‡	356,890	2,497,371
EQ/PIMCO Ultra Short Bond Portfolio‡	210,745	2,042,130
EQ/Quality Bond PLUS Portfolio‡	405,981	3,089,431

Total Fixed Income		21,419,531

Total Investments in Securities (100.2%) (Cost $33,202,916)		32,384,638
Other Assets Less Liabilities (-0.2%)		(60,596)

Net Assets (100%)		$32,324,042

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	34,432	1,159,777	81,553	(349,962)	29,117	(173,139)	747,346	—	—
EQ/Emerging Markets Equity PLUS Portfolio	103,247	1,007,871	174,594	(90,874)	200	(276,615)	815,176	—	—
EQ/Equity 500 Index Portfolio	75,115	6,563,585	433,645	(1,572,071)	814,142	(2,142,900)	4,096,401	—	—
EQ/International Equity Index Portfolio	190,167	2,199,339	271,147	(425,836)	9,667	(545,838)	1,508,479	—	—
EQ/Janus Enterprise Portfolio	67,109	1,468,197	285,472	(118,137)	81	(369,601)	1,266,012	—	—
EQ/MFS International Growth Portfolio	135,749	1,292,338	53,513	(204,049)	(3,838)	(300,799)	837,165	—	—
EQ/Small Company Index Portfolio	53,450	924,161	15,675	(232,700)	44,998	(232,057)	520,077	—	—
EQ/Value Equity Portfolio	35,422	865,157	15,675	(72,700)	145	(190,678)	617,599	—	—
Multimanager Aggressive Equity Portfolio*	9,656	887,280	15,675	(72,700)	(12,271)	(261,132)	556,852	—	—
Fixed Income
1290 Diversified Bond Fund	383,385	3,696,504	391,956	(62,500)	(2,391)	(684,289)	3,339,280	66,956	—
1290 VT High Yield Bond Portfolio	365,594	3,903,807	150,538	(482,148)	(8,095)	(494,959)	3,069,143	—	—
EQ/Core Bond Index Portfolio	330,991	3,659,414	333,645	(652,071)	5,376	(349,145)	2,997,219	—	—
EQ/Core Plus Bond Portfolio	1,277,464	5,437,509	509,929	(738,459)	(29,717)	(794,305)	4,384,957	—	—
EQ/Long-Term Bond Portfolio	356,890	3,361,685	454,863	(281,948)	(33,301)	(1,003,928)	2,497,371	—	—
EQ/PIMCO Ultra Short Bond Portfolio	210,745	2,215,605	161,147	(310,836)	(1,345)	(22,441)	2,042,130	—	—
EQ/Quality Bond PLUS Portfolio	405,981	3,963,851	186,686	(652,984)	(22,660)	(385,462)	3,089,431	—	—

Total		42,606,080	3,535,713	(6,319,975)	790,108	(8,227,288)	32,384,638	66,956	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,339,280	$29,045,358	$—	$32,384,638

Total Assets	$3,339,280	$29,045,358	$—	$32,384,638

Total Liabilities	$—	$—	$—	$—

Total	$3,339,280	$29,045,358	$—	$32,384,638

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,118,840
Aggregate gross unrealized depreciation	(4,977,869)

Net unrealized depreciation	$(859,029)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,243,667

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (58.3%)
EQ/American Century Mid Cap Value Portfolio‡	212,635	$4,615,301
EQ/Emerging Markets Equity PLUS Portfolio‡	648,971	5,123,875
EQ/Equity 500 Index Portfolio‡	587,150	32,020,378
EQ/International Equity Index Portfolio‡	1,511,789	11,992,123
EQ/Janus Enterprise Portfolio‡	271,650	5,124,715
EQ/MFS International Growth Portfolio‡	1,059,609	6,534,623
EQ/Small Company Index Portfolio‡	822,544	8,003,529
EQ/Value Equity Portfolio‡	153,583	2,677,784
Multimanager Aggressive Equity Portfolio*‡	38,170	2,201,238

Total Equity		78,293,566

Fixed Income (41.7%)
1290 Diversified Bond Fund‡	874,461	7,616,557
1290 VT High Yield Bond Portfolio‡	1,072,471	9,003,334
EQ/Core Bond Index Portfolio‡	825,283	7,473,172
EQ/Core Plus Bond Portfolio‡	3,181,193	10,919,601
EQ/Long-Term Bond Portfolio‡	1,132,975	7,928,109
EQ/PIMCO Ultra Short Bond Portfolio‡	580,362	5,623,741
EQ/Quality Bond PLUS Portfolio‡	966,268	7,353,105

Total Fixed Income		55,917,619

Total Investments in Securities (100.0%) (Cost $123,635,127)		134,211,185
Other Assets Less Liabilities (0.0%)†		(25,449)

Net Assets (100%)		$134,185,736

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	212,635	5,210,068	562,036	(459,613)	3,519	(700,709)	4,615,301	—	—
EQ/Emerging Markets Equity PLUS Portfolio	648,971	6,215,978	1,329,326	(668,528)	4,435	(1,757,336)	5,123,875	—	—
EQ/Equity 500 Index Portfolio	587,150	49,318,965	2,578,241	(9,440,081)	5,045,486	(15,482,233)	32,020,378	—	—
EQ/International Equity Index Portfolio	1,511,789	17,328,461	610,940	(1,545,970)	23,859	(4,425,167)	11,992,123	—	—
EQ/Janus Enterprise Portfolio	271,650	4,867,989	2,062,036	(459,613)	(1,221)	(1,344,476)	5,124,715	—	—
EQ/MFS International Growth Portfolio	1,059,609	8,980,716	701,614	(877,443)	(981)	(2,269,283)	6,534,623	—	—
EQ/Small Company Index Portfolio	822,544	11,970,330	323,904	(1,536,358)	1,444	(2,755,791)	8,003,529	—	—
EQ/Value Equity Portfolio	153,583	3,769,600	112,121	(376,047)	(1,368)	(826,522)	2,677,784	—	—
Multimanager Aggressive Equity Portfolio*	38,170	3,517,674	99,664	(334,264)	(39,954)	(1,041,882)	2,201,238	—	—
Fixed Income
1290 Diversified Bond Fund	874,461	8,860,370	698,301	(275,000)	(11,753)	(1,655,361)	7,616,557	163,301	—
1290 VT High Yield Bond Portfolio	1,072,471	11,447,019	886,360	(1,848,140)	(29,609)	(1,452,296)	9,003,334	—	—
EQ/Core Bond Index Portfolio	825,283	9,260,662	1,088,650	(2,012,055)	(1,574)	(862,511)	7,473,172	—	—
EQ/Core Plus Bond Portfolio	3,181,193	14,420,345	1,213,651	(2,592,055)	(175,456)	(1,946,884)	10,919,601	—	—
EQ/Long-Term Bond Portfolio	1,132,975	11,224,972	1,086,531	(1,076,009)	(106,371)	(3,201,014)	7,928,109	—	—
EQ/PIMCO Ultra Short Bond Portfolio	580,362	6,215,195	544,409	(1,069,962)	(7,897)	(58,004)	5,623,741	—	—
EQ/Quality Bond PLUS Portfolio	966,268	9,199,156	1,008,649	(1,902,055)	(39,093)	(913,552)	7,353,105	—	—

Total		181,807,500	14,906,433	(26,473,193)	4,663,466	(40,693,021)	134,211,185	163,301	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$7,616,557	$126,594,628	$—	$134,211,185

Total Assets	$7,616,557	$126,594,628	$—	$134,211,185

Total Liabilities	$—	$—	$—	$—

Total	$7,616,557	$126,594,628	$—	$134,211,185

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,764,502
Aggregate gross unrealized depreciation	(15,238,796)

Net unrealized appreciation	$10,525,706

Federal income tax cost of investments in securities and derivative instruments, if applicable	$123,685,479

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (74.8%)
EQ/American Century Mid Cap Value Portfolio‡	157,652	$3,421,876
EQ/Emerging Markets Equity PLUS Portfolio‡	1,006,522	7,946,883
EQ/Equity 500 Index Portfolio‡	1,070,690	58,390,320
EQ/International Equity Index Portfolio‡	2,395,686	19,003,548
EQ/Janus Enterprise Portfolio‡	256,997	4,848,272
EQ/MFS International Growth Portfolio‡	1,782,418	10,992,198
EQ/Small Company Index Portfolio‡	1,666,003	16,210,562
EQ/Value Equity Portfolio‡	242,898	4,235,035
Multimanager Aggressive Equity Portfolio*‡	39,969	2,304,957

Total Equity		127,353,651

Fixed Income (25.2%)
1290 Diversified Bond Fund‡	553,104	4,817,537
1290 VT High Yield Bond Portfolio‡	935,512	7,853,572
EQ/Core Bond Index Portfolio‡	624,745	5,657,248
EQ/Core Plus Bond Portfolio‡	2,279,740	7,825,321
EQ/Long-Term Bond Portfolio‡	977,078	6,837,204
EQ/PIMCO Ultra Short Bond Portfolio‡	435,314	4,218,224
EQ/Quality Bond PLUS Portfolio‡	743,517	5,658,015

Total Fixed Income		42,867,121

Total Investments in Securities (100.0%) (Cost $150,705,436)		170,220,772
Other Assets Less Liabilities (0.0%)†		(50,564)

Net Assets (100%)		$170,170,208

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	157,652	3,249,853	844,466	(159,688)	41	(512,796)	3,421,876	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,006,522	9,572,304	1,557,050	(456,253)	243	(2,726,461)	7,946,883	—	—
EQ/Equity 500 Index Portfolio	1,070,690	79,747,457	4,717,991	(7,510,958)	380,346	(18,944,516)	58,390,320	—	—
EQ/International Equity Index Portfolio	2,395,686	25,113,156	1,692,213	(1,049,382)	574	(6,753,013)	19,003,548	—	—
EQ/Janus Enterprise Portfolio	256,997	3,574,777	2,554,467	(159,688)	(29)	(1,121,255)	4,848,272	—	—
EQ/MFS International Growth Portfolio	1,782,418	14,222,801	1,126,516	(615,941)	169	(3,741,347)	10,992,198	—	—
EQ/Small Company Index Portfolio	1,666,003	21,324,477	1,254,098	(1,082,506)	295	(5,285,802)	16,210,562	—	—
EQ/Value Equity Portfolio	242,898	5,408,404	313,523	(228,126)	12	(1,258,778)	4,235,035	—	—
Multimanager Aggressive Equity Portfolio*	39,969	3,310,670	250,819	(182,501)	204	(1,074,235)	2,304,957	—	—
Fixed Income
1290 Diversified Bond Fund	553,104	5,351,073	646,365	(145,000)	(6,140)	(1,028,761)	4,817,537	101,365	—
1290 VT High Yield Bond Portfolio	935,512	8,874,411	1,194,345	(980,628)	(20,303)	(1,214,253)	7,853,572	—	—
EQ/Core Bond Index Portfolio	624,745	6,277,308	950,696	(943,440)	(1,710)	(625,606)	5,657,248	—	—
EQ/Core Plus Bond Portfolio	2,279,740	9,928,714	894,344	(1,480,628)	(113,123)	(1,403,986)	7,825,321	—	—
EQ/Long-Term Bond Portfolio	977,078	9,048,046	940,287	(407,190)	(15,861)	(2,728,078)	6,837,204	—	—
EQ/PIMCO Ultra Short Bond Portfolio	435,314	4,302,235	450,819	(487,501)	(1,047)	(46,282)	4,218,224	—	—
EQ/Quality Bond PLUS Portfolio	743,517	6,342,954	844,345	(825,628)	(10,800)	(692,856)	5,658,015	—	—

Total		215,648,640	20,232,344	(16,715,058)	212,871	(49,158,025)	170,220,772	101,365	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,817,537	$165,403,235	$—	$170,220,772

Total Assets	$4,817,537	$165,403,235	$—	$170,220,772

Total Liabilities	$—	$—	$—	$—

Total	$4,817,537	$165,403,235	$—	$170,220,772

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,708,159
Aggregate gross unrealized depreciation	(16,304,549)

Net unrealized appreciation	$19,403,610

Federal income tax cost of investments in securities and derivative instruments, if applicable	$150,817,162

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (85.1%)
EQ/American Century Mid Cap Value Portfolio‡	172,346	$3,740,826
EQ/Emerging Markets Equity PLUS Portfolio‡	968,694	7,648,212
EQ/Equity 500 Index Portfolio‡	1,115,468	60,832,273
EQ/International Equity Index Portfolio‡	2,415,118	19,157,694
EQ/Janus Enterprise Portfolio‡	178,135	3,360,546
EQ/MFS International Growth Portfolio‡	1,723,583	10,629,361
EQ/Small Company Index Portfolio‡	1,735,285	16,884,687
EQ/Value Equity Portfolio‡	266,894	4,653,430
Multimanager Aggressive Equity Portfolio*‡	40,207	2,318,698

Total Equity		129,225,727

Fixed Income (14.9%)
1290 Diversified Bond Fund‡	257,921	2,246,490
1290 VT High Yield Bond Portfolio‡	529,996	4,449,288
EQ/Core Bond Index Portfolio‡	305,035	2,762,180
EQ/Core Plus Bond Portfolio‡	1,145,424	3,931,724
EQ/Long-Term Bond Portfolio‡	548,922	3,841,137
EQ/PIMCO Ultra Short Bond Portfolio‡	234,109	2,268,527
EQ/Quality Bond PLUS Portfolio‡	399,614	3,040,983

Total Fixed Income		22,540,329

Total Investments in Securities (100.0%) (Cost $136,244,285)		151,766,056
Other Assets Less Liabilities (0.0%)†		16,477

Net Assets (100%)		$151,782,533

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	172,346	3,482,235	912,745	(98,041)	(62)	(556,051)	3,740,826	—	—
EQ/Emerging Markets Equity PLUS Portfolio	968,694	9,649,132	1,009,611	(343,143)	220	(2,667,608)	7,648,212	—	—
EQ/Equity 500 Index Portfolio	1,115,468	81,483,310	4,367,015	(5,890,762)	(58,224)	(19,069,066)	60,832,273	—	—
EQ/International Equity Index Portfolio	2,415,118	25,188,498	1,614,713	(882,367)	(467)	(6,762,683)	19,157,694	—	—
EQ/Janus Enterprise Portfolio	178,135	2,976,134	1,342,746	(98,041)	157	(860,450)	3,360,546	—	—
EQ/MFS International Growth Portfolio	1,723,583	13,931,516	813,730	(490,204)	64	(3,625,745)	10,629,361	—	—
EQ/Small Company Index Portfolio	1,735,285	21,797,998	1,247,718	(751,646)	373	(5,409,756)	16,884,687	—	—
EQ/Value Equity Portfolio	266,894	5,892,897	325,491	(196,082)	35	(1,368,911)	4,653,430	—	—
Multimanager Aggressive Equity Portfolio*	40,207	3,293,216	216,994	(130,721)	(221)	(1,060,570)	2,318,698	—	—
Fixed Income
1290 Diversified Bond Fund	257,921	2,410,191	311,508	—	—	(475,209)	2,246,490	46,507	—
1290 VT High Yield Bond Portfolio	529,996	5,127,681	395,493	(376,082)	(9,404)	(688,400)	4,449,288	—	—
EQ/Core Bond Index Portfolio	305,035	2,882,274	428,367	(254,741)	(596)	(293,124)	2,762,180	—	—
EQ/Core Plus Bond Portfolio	1,145,424	4,608,314	469,119	(417,062)	(15,583)	(713,064)	3,931,724	—	—
EQ/Long-Term Bond Portfolio	548,922	4,790,627	714,118	(147,061)	(1,025)	(1,515,522)	3,841,137	—	—
EQ/PIMCO Ultra Short Bond Portfolio	234,109	2,198,783	235,621	(141,701)	(291)	(23,885)	2,268,527	—	—
EQ/Quality Bond PLUS Portfolio	399,614	3,233,306	411,243	(238,401)	(1,377)	(363,788)	3,040,983	—	—

Total		192,946,112	14,816,232	(10,456,055)	(86,401)	(45,453,832)	151,766,056	46,507	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,246,490	$149,519,566	$—	$151,766,056

Total Assets	$2,246,490	$149,519,566	$—	$151,766,056

Total Liabilities	$—	$—	$—	$—

Total	$2,246,490	$149,519,566	$—	$151,766,056

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,510,053
Aggregate gross unrealized depreciation	(14,030,392)

Net unrealized appreciation	$15,479,661

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,286,395

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (95.9%)
EQ/American Century Mid Cap Value Portfolio‡	52,046	$1,129,666
EQ/Emerging Markets Equity PLUS Portfolio‡	428,411	3,382,468
EQ/Equity 500 Index Portfolio‡	484,179	26,404,807
EQ/International Equity Index Portfolio‡	1,039,851	8,248,518
EQ/Janus Enterprise Portfolio‡	41,757	787,742
EQ/MFS International Growth Portfolio‡	951,379	5,867,168
EQ/Small Company Index Portfolio‡	843,630	8,208,699
EQ/Value Equity Portfolio‡	162,929	2,840,744
Multimanager Aggressive Equity Portfolio*‡	31,272	1,803,409

Total Equity		58,673,221

Fixed Income (4.1%)
1290 Diversified Bond Fund‡	25,104	218,656
1290 VT High Yield Bond Portfolio‡	100,285	841,888
EQ/Core Bond Index Portfolio‡	42,302	383,054
EQ/Core Plus Bond Portfolio‡	109,530	375,969
EQ/Long-Term Bond Portfolio‡	63,633	445,276
EQ/PIMCO Ultra Short Bond Portfolio‡	12,565	121,754
EQ/Quality Bond PLUS Portfolio‡	16,416	124,920

Total Fixed Income		2,511,517

Total Investments in Securities (100.0%) (Cost $65,899,985)		61,184,738
Other Assets Less Liabilities (0.0%)†		29,505

Net Assets (100%)		$61,214,243

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	52,046	848,004	463,888	(17,094)	8	(165,140)	1,129,666	—	—
EQ/Emerging Markets Equity PLUS Portfolio	428,411	3,846,063	749,875	(78,633)	35	(1,134,872)	3,382,468	—	—
EQ/Equity 500 Index Portfolio	484,179	31,978,982	4,261,677	(1,928,041)	(4,222)	(7,903,589)	26,404,807	—	—
EQ/International Equity Index Portfolio	1,039,851	9,794,178	1,437,079	(198,293)	270	(2,784,716)	8,248,518	—	—
EQ/Janus Enterprise Portfolio	41,757	561,658	439,108	(13,675)	9	(199,358)	787,742	—	—
EQ/MFS International Growth Portfolio	951,379	6,905,956	991,088	(136,754)	129	(1,893,251)	5,867,168	—	—
EQ/Small Company Index Portfolio	843,630	9,564,273	1,313,191	(181,199)	(10)	(2,487,556)	8,208,699	—	—
EQ/Value Equity Portfolio	162,929	3,253,662	445,988	(61,539)	14	(797,381)	2,840,744	—	—
Multimanager Aggressive Equity Portfolio*	31,272	2,327,216	297,327	(41,026)	(8)	(780,100)	1,803,409	—	—
Fixed Income
1290 Diversified Bond Fund	25,104	261,827	4,724	—	—	(47,895)	218,656	4,725	—
1290 VT High Yield Bond Portfolio	100,285	760,030	218,663	(20,513)	(61)	(116,231)	841,888	—	—
EQ/Core Bond Index Portfolio	42,302	334,410	99,110	(13,675)	3	(36,794)	383,054	—	—
EQ/Core Plus Bond Portfolio	109,530	299,536	142,055	(6,838)	(45)	(58,739)	375,969	—	—
EQ/Long-Term Bond Portfolio	63,633	485,647	134,332	(10,257)	(12)	(164,434)	445,276	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,565	—	122,500	—	—	(746)	121,754	—	—
EQ/Quality Bond PLUS Portfolio	16,416	—	135,000	—	—	(10,080)	124,920	—	—

Total		71,221,442	11,255,605	(2,707,537)	(3,890)	(18,580,882)	61,184,738	4,725	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$218,656	$60,966,082	$—	$61,184,738

Total Assets	$218,656	$60,966,082	$—	$61,184,738

Total Liabilities	$—	$—	$—	$—

Total	$218,656	$60,966,082	$—	$61,184,738

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,581,836
Aggregate gross unrealized depreciation	(7,365,217)

Net unrealized depreciation	$(4,783,381)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,968,119

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

Note 1 Valuation

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated Equitable Investment Management Group, LLC (“EIM”), the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (“Administrator”) to oversee the calculation of the net asset value (“NAV”) of each series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”) and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed. Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

In accordance with the Pricing Procedures, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.